As filed with the Securities and Exchange Commission on February 10, 2003

                                     Investment Company Act File No. 811-21299
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             --------------------

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940          |X|

                                 Amendment No.                  | |
                       (Check appropriate box or boxes)

                             --------------------

                              MASTER MONEY TRUST
              (Exact Name Of Registrant As Specified In Charter)

                             --------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address Of Principal Executive Offices)

             (Registrant's Telephone Number, Including Area Code):
                                (609) 282-2800

                             --------------------

                                TERRY K. GLENN
                              Master Money Trust
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and address of agent for service)

                             --------------------

                                  Copies to:

          Counsel for the Trust:                    Philip L. Kirstein, Esq.
      SIDLEY AUSTIN BROWN & WOOD LLP               FUND ASSET MANAGEMENT, L.P.
            787 Seventh Avenue                            P.O. Box 9011
      New York, New York 10019-6018             Princeton, New Jersey 08543-9011
Attention: Laurin Blumenthal Kleiman, Esq.

                          Jeffrey S. Alexander, Esq.
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           1400 Merrill Lynch Drive
                         Pennington, New Jersey 08534

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


                               EXPLANATORY NOTE

         This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of
Section 4(2) of the 1933 Act. Investments in the Registrant may be made only by a limited number of institutional investors, including investment companies, common or commingled trust funds, group trusts and certain other "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

         This Registration Statement has been prepared as a single document consisting of Parts A, B and C, none of which is to be used or distributed as a stand alone document. The Registrant's Part B is incorporated by reference into the Registrant's Part A and the Registrant's Part A is incorporated by reference into the Registrant's Part B.

                                   PART A.

                               February 10, 2003

                              MASTER MONEY TRUST
                      MASTER GOVERNMENT SECURITIES TRUST
                            MASTER TAX-EXEMPT TRUST
                             MASTER TREASURY TRUST

Responses to Items 1, 2, 3, 5 and 9 Have Been Omitted Pursuant to Paragraph 2(b) of Instruction B of the General Instructions to Form N-1A.

         Each of Master Money Trust ("Money Trust"), Master Government Securities Trust ("Government Trust"), Master Tax-Exempt Trust ("Tax-Exempt Trust") and Master Treasury Trust ("Master Treasury Trust" and, collectively, the "Trusts") is part of a corresponding master-feeder structure (as described below). Part A of this Registration Statement should be read in conjunction with (i) Post-Effective Amendment No. 36 of the Registration Statement on Form N-1A (Securities Act File No. 2-59311 and Investment Company Act File No. 811-02752) of CMA Money Fund, (ii) Post-Effective Amendment No. 26 of the Registration Statement on Form N-1A (Securities Act File No. 2-72724 and Investment Company Act File No. 811-03205) of CMA Government Securities Fund,
(iii) Post-Effective Amendment No. 30 of the Registration Statement on Form N-1A (Securities Act File No. 2-69877 and Investment Company Act File No. 811-3111) of CMA Tax-Exempt Fund, and (iv) Post-Effective Amendment No. 18 of the Registration Statement on Form N-1A (Securities Act File No. 33-37439 and Investment Company Act File No. 811-06196) of CMA Treasury Fund, each as filed jointly with the Securities and Exchange Commission (the "Commission") on February 10, 2003, and as amended from time to time (the "CMA Registration Statement").

         This Registration Statement refers to CMA Money Fund, CMA Government Securities Fund, CMA Tax-Exempt Fund and CMA Treasury Fund collectively as the CMA Funds. Part A of the CMA Registration Statement includes the prospectus of the CMA Funds. The CMA Funds and any other feeder fund that may invest in a corresponding Trust are referred to herein as "Feeder Funds."

         Each CMA Fund invests all of its respective assets in beneficial interests in its corresponding Trust (as defined below). As of the date hereof, only one Feeder Fund, each corresponding CMA Fund, invests in each corresponding Trust as noted in the chart below:


Corresponding CMA Fund                      Corresponding Trust
----------------------                      --------------------

CMA Money Fund                              Master Money Trust

CMA Government Securities Fund              Master Government Securities Trust

CMA Tax-Exempt Fund                         Master Tax-Exempt Trust

CMA Treasury Fund                           Master Treasury Trust

         On September 4, 2002, the Board of Trustees of WCMA Money Fund, WCMA Government Securities Fund, WCMA Tax-Exempt Fund and WCMA Treasury Fund (each, a "WCMA Fund") approved the transfer of all of the assets of WCMA Money Fund, WCMA Government Securities Fund, WCMA Tax-Exempt Fund and WCMA Treasury Trust to each WCMA Fund's corresponding Trust, Money Trust, Government Trust, Tax-Exempt Trust and Treasury Trust, respectively. Each WCMA Fund will become a second Feeder Fund that invests in its corresponding Trust, in addition to each existing corresponding CMA Fund (as noted in the above chart). All portfolio investments will be made at the Trust level. Each WCMA Fund expects transfer to assets to its corresponding Trust, in the normal course of business, in late February 2003.

Item 4.--Investment Objectives, Principal Investment Strategies, and Related Risks.

         Each Trust is an open-end management investment company that was organized on August 29, 2002 as a statutory trust under the laws of the State of Delaware. Beneficial interests in each Trust are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the 1933 Act. Investments in a Trust may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act. Fund Asset Management, L.P. (the "Manager") manages each Trust's investments under the overall supervision of the Boards of Trustees of each Trust.

     (a) Investment Objectives

         Money Trust

         The investment objectives of the Money Trust are to seek current income, preservation of capital and liquidity.

         Government Trust

         The Government Trust's investment objectives are to seek preservation of capital, current income and liquidity.

         Tax-Exempt Trust

         The investment objectives of the Tax-Exempt Trust are to seek current income exempt from Federal income tax, preservation of capital and liquidity.

         Treasury Trust

         The investment objectives of the Treasury Trust are to seek preservation of capital, liquidity and current income.

     (b) Implementation of Investment Objectives

         Money Trust

         The Money Trust seeks to achieve its objectives by investing in a diversified portfolio of short term securities. These securities consist primarily of short term U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. The Trust will provide shareholders with at least 60 days prior written notice before changing this strategy. The Trust also may invest in obligations of domestic and foreign banks and other short term debt securities issued by U.S. and foreign entities. The Trust may invest up to 25% of its total assets in foreign bank money instruments. The Trust's dollar-weighted average maturity will not exceed 90 days.

         Other than U.S. Government and certain U.S. Government agency securities, the Money Trust only invests in short term securities having one of the two highest short term ratings from a nationally recognized rating agency or unrated instruments which, in the opinion of the Manager, are of similar credit quality. Certain short term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, the Manager may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Money Trust.

         The Manager will vary the types of short term securities in the Money Trust's portfolio, as well as the Trust's average maturity. The Manager, as delegated by the Trust's Board of Trustees, decides which securities to buy and sell based on its assessment of the relative value of different securities and future interest rates. The Manager seeks to improve the Trust's yield by taking advantage of differences in yield that regularly occur among similar kinds of securities.

         Among the short term securities the Money Trust may buy are:

         U.S. Government Securities -- Debt securities that are issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

         U.S. Government Agency Securities -- Debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the U.S. Government.

         Bank Money Instruments -- Obligations of commercial banks of other depository institutions, such as certificates of deposit, bankers' acceptances, bank notes and time deposits. The Money Trust may invest only in obligations of savings banks and savings and loan associations organized and operating in the United States. The obligations of commercial banks may be Eurodollar obligations or Yankeedollar obligations. The Trust may invest in Eurodollar obligations only if they, by their terms, are general obligations of the U.S. parent bank.

         The Money Trust also may invest up to 25% of its total assets in bank money instruments issued by foreign depository institutions and their foreign branches and subsidiaries.

         Commercial Paper -- Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short term funding.

         Short Term Obligations -- Corporate or foreign government debt and asset-backed securities with a period of 397 days or less remaining to maturity.

         Floating Rate Obligations -- Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank's prime rate, or the level of an interest rate index, such as LIBOR (a well-known short term interest rate index).

         Insurance Company Obligations -- Short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

         Master Notes -- Variable principal amount demand instruments issued by securities firms and other corporate issuers.

         Other Eligible Investments -- Other money market instruments permitted by SEC rules governing money market funds.

         Repurchase Agreements; Purchase Contracts and Sale Contracts -- The Money Trust may enter into certain types of repurchase agreements or purchase contracts and sale contracts. In a repurchase agreement the Money Trust buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Money Trust may invest in repurchase agreements involving the money market securities described above. Purchase contracts and sale contracts are similar to a repurchase agreement, but purchase contracts and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Trust may lose money.

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         Reverse Repurchase Agreements -- In a reverse repurchase agreement, the Money Trust sells a security to another party and agrees to buy it back at a specific time and price. The Trust may engage in reverse repurchase agreements involving the securities described above.

         When Issued Securities, Delayed Delivery Securities and Forward Commitments -- The Money Trust may buy or sell money market securities on a when issued, delayed delivery and forward commitment basis. In these transactions, the Trust buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

         The Money Trust cannot guarantee that it will achieve its objectives.

         An investment in the Money Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust (and consequently the Feeder Fund) could lose money if the issuer of an instrument held by the Trust defaults or if short term interest rates rise or fall sharply in a manner not anticipated by the Manager. Although the Trust seeks to preserve the value of its beneficial interests so that a Feeder Fund can maintain the value of its shares at $1.00 per share, it is possible to lose money by investing in the Trust (and consequently a Feeder Fund).

         Government Trust

         The Trust seeks to achieve its objectives by investing exclusively in a diversified portfolio made up only of short term U.S. Government securities, including variable rate securities, and repurchase agreements with banks and securities dealers that involve direct U.S. Government obligations. The Trust will provide its shareholders with at least 60 days prior written notice before changing this strategy.

         In seeking to achieve the Government Trust's objectives, the Manager varies the kinds of short term U.S. Government securities held in the Trust's portfolio as well as its average maturity. The Manager decides which of these securities to buy and sell based on its assessment of the relative values of various short term U.S. Government securities and repurchase agreements, as well as future interest rates.

         The Government Trust may only invest in short term U.S. Government securities that are issued or guaranteed by U.S. Government entities and are backed by the full faith and credit of the United States, such as:

         o        U.S. Treasury obligations

         o        U.S. Government agency securities

         o Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate

         o Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities

         The Government Trust may invest in short term U.S. Government securities with maturities of up to 762 days (25 months). The Trust's dollar-weighted average maturity will not exceed 90 days.

         The Government Trust also may enter into repurchase agreements involving U.S. Government securities described above. The Trust also may invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

         The Government Trust may buy and sell U.S. Government securities on a when issued, delayed delivery or forward commitment basis. In these transactions, the Trust buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

         The Government Trust cannot guarantee that it will achieve its objectives.

         An investment in the Government Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust (and consequently the Feeder Fund) may lose money if short term interest rates rise or fall sharply in a manner not anticipated by the Manager. Although the Trust seeks to preserve the value of its beneficial interests so that a Feeder Fund can maintain the value of its shares at $1.00 per share, it is possible to lose money by investing in the Trust (and consequently a Feeder
Fund).

         Tax-Exempt Trust

         The Tax-Exempt Trust seeks to achieve its objectives by investing in a diversified portfolio of high quality, short term tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short term tax-exempt bonds, tax-exempt variable rate demand obligations and short term tax-exempt derivatives. Certain short term tax-exempt securities have maturities that are longer than 397 days, but give the Trust the right to demand payment from a financial institution within that period. The Trust treats these securities as having a maturity of 397 days or less. The Trust's dollar-weighted average maturity will not exceed 90 days.

         The Tax-Exempt Trust invests all of its assets in short term tax-exempt securities having one of the two highest ratings from a nationally recognized rating agency or unrated securities which, in the opinion of the Manager, are of similar credit quality. Certain short term tax-exempt securities are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, the Manager may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Trust.

         The Manager will seek to keep its assets fully invested to maximize the yield on the Trust's portfolio. There may be times, however, when the Trust has uninvested cash, which will reduce its yield.

         The Manager will vary the types of short term tax-exempt securities in the Tax-Exempt Trust's portfolio, as well as its average maturity. The Manager, as delegated by the Trust's Board of Trustees, decides which securities to buy based on its assessment of relative values of different securities and future interest rates. The Manager seeks to improve the Trust's yield by taking advantage of differences in yield that regularly occur between similar kinds of securities.

         The Tax-Exempt Trust does not presently intend to invest more than 25% of its assets in short term tax-exempt securities of issuers located in the same state.

         The Tax-Exempt Trust may invest up to 10% of its net assets in illiquid securities.

         The Tax-Exempt Trust will not invest in taxable securities, except that certain tax-exempt bonds, known as "private activity bonds," may subject certain investors to a Federal alternative minimum tax. Distributions of tax-exempt income from the Trust may be subject to state and local income taxes. Distributions of capital gains, if any, will generally be subject to Federal and state (and local, if applicable) income taxes.

         Among the short term tax-exempt securities the Tax-Exempt Trust may buy are:

         Tax-Exempt Notes -- short term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

         Tax-Exempt Commercial Paper -- short term unsecured promissory notes used to finance general short term credit needs.

         Tax-Exempt Bonds -- long term debt obligations that pay interest exempt from Federal income tax. The Tax-Exempt Trust will only invest in long term debt obligations that have remaining maturities of 397 days or less or that the has a contractual right to sell (put) periodically or on demand within that time.

         Variable Rate Demand Obligations -- floating rate securities that combine an interest in a long term tax-exempt bond with a right to demand payment periodically or on notice. The Tax-Exempt Trust also may buy a participation interest in a variable rate demand obligation owned by a commercial bank or other financial institution. When the Trust purchases a participation interest, it receives the right to demand payment on notice to the owner of the obligation. The Trust will not invest more than 20% of its total assets in participation interests in variable rate demand obligations.

         Short Term Tax-Exempt Derivatives -- a variety of securities that generally represent the Tax-Exempt Trust's ownership interest in one or more tax-exempt bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution, periodically or on demand, for a price equal to face value. Income on the underlying tax-exempt bonds is "passed through" the trust or partnership to the Trust and other institutions that have an ownership interest. Depending on the particular security, the Trust may receive pass-through income at a fixed interest rate or a floating money market interest rate.

         Municipal Lease Obligations -- participation certificates issued by government authorities to finance the acquisition, development or construction of equipment, land or facilities. The certificates represent participations in a lease or similar agreement and may be backed by the municipal issuer's promise to budget for and appropriate funds to make payments due under the lease, but it is not obligated to do so.

         When Issued Securities and Delayed Delivery Securities -- The Tax-Exempt Trust may buy or sell short term tax-exempt securities on a when issued or delayed delivery basis. In these transactions, the Trust buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

         The Tax-Exempt Trust's portfolio represents a significant percentage of the market in short term tax-exempt securities. A shortage of available high quality short term tax-exempt securities will affect the yield on the Trust's portfolio. The Tax-Exempt Trust may suspend or limit sales of beneficial interests if, due to such a shortage, the sale of additional shares of beneficial interests would not be in the best interest of the Trust's shareholders.

         The Tax-Exempt Trust cannot guarantee that it will achieve its objectives.

         An investment in the Tax-Exempt Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust (and consequently the Feeder Fund) may lose money if the issuer of an instrument held by the Trust defaults or if short term interest rates rise or fall sharply in a manner not anticipated by the Manager. Although the Trust seeks to preserve the value of its beneficial interests so that a Feeder Fund can maintain the value of its shares at $1.00 per share, it is possible to lose money by investing in the Trust (and consequently a Feeder Fund).

         Treasury Trust

         The Trust seeks to achieve its objectives by investing exclusively in a diversified portfolio made up only of short term U.S. Treasury securities that are direct obligations of the U.S. Treasury. The Trust will provide shareholders with at least 60 days' prior written notice before changing this strategy. The Manager decides which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates. The Trust's dollar-weighted average maturity will not exceed 90 days.

         The Trust may invest in short term U.S. Treasury securities with maturities of up to 762 days (25 months). The Trust's dollar-weighted average maturity will not exceed 90 days.

         In seeking to achieve the Treasury Trust's objectives, the Manager varies the kinds of short term U.S. Treasury securities held in the Trust's portfolio and its average maturity. The Manager decides on which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates.

         The Trust may buy or sell U.S. Treasury securities on a when issued, delayed delivery or a forward commitment basis. In these transactions, the Trust buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than the purchase or sale price.

         The Treasury Trust cannot guarantee that it will achieve its objectives.

         An investment in the Treasury Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust (and consequently the Feeder

Fund) may lose money if short term interest rates rise or fall sharply in a manner not anticipated by the Manager. Although the Trust seeks to preserve the value of its beneficial interests so that a Feeder Fund can maintain the value of its shares at $1.00 per share, it is possible to lose money by investing in the Trust (and consequently a Feeder Fund).

     (c) Risks

         This section contains a summary discussion of the general risks of investing in each Trust. As with any mutual fund, no assurance can be given that each Trust will meet its investment objectives, or that each Trust's performance will be positive over any period of time.

         Credit Risk -- Credit risk is the risk that the issuer of a security owned by a Trust will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Trusts invest only in money market securities of highly rated issuers, those issuers still may default on their obligations.

         Selection Risk -- Selection risk is the risk that the securities that the Manager selects will underperform other funds with similar investment objectives and investment strategies.

         Interest Rate Risk -- Interest rate risk is the risk that prices of money market securities owned by a Trust generally increase when interest rates go down and decrease when interest rates go up. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

         Borrowing Risk -- A Trust may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Trust's beneficial interests and in the yield on a Trust's portfolio. Borrowing will cost a Trust interest expense and other fees. The cost of borrowing money may reduce a Trust's return.

         Income Risk -- Each Trust's yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

         When Issued Securities, Delayed Delivery Securities and Forward Commitments -- When issued and delayed delivery securities and forward commitments involve the risk that the security a Trust buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, in which case a Trust loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.

         Repurchase Agreements; Purchase and Sale Contracts -- The Money Trust and the Government Trust may enter into certain types of repurchase agreements or purchase contracts and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates a Trust from changes in the market value of the security during the period, except for currency fluctuations. A purchase contract and sale contract is similar to a repurchase agreement, but purchase contracts and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, a Trust may lose money.

         Additional Risks of the Money Trust

         Securities Lending Risk -- The Money Trust may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Trust may lose money and there may be a delay in recovering the loaned securities. The Trust also could lose money if it does not recover the securities and/or the value of the collateral falls including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Trust.

         Reverse Repurchase Agreement -- The Money Trust may enter into reverse repurchase agreements with financial institutions. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Trust could lose money if it is unable to recover its securities and the value of the collateral held by the Trust is less than the value of the securities. These events could trigger adverse tax consequences to the Trust.

         Foreign Market Risk -- The Money Trust may invest in U.S. dollar denominated money market instruments and other short term debt obligations issued by foreign banks and similar institutions. Although the Trust will invest in these securities only if the Manager determines they are of comparable quality to the Trust's U.S. investments, investing in securities of foreign issuers involves some additional risks that also can increase the chances that the Trust will lose money. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments. The Trust is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be difficult for the Trust to buy and sell securities on these exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

         Additional Risks of Tax-Exempt Trust

         Variable Rate Demand Obligations and Municipal Derivatives -- When the Tax-Exempt Trust invests in variable rate demand obligations or short term municipal derivatives, it assumes credit risk with respect to the financial institution providing the Trust with the right to demand payment or put (sell) the security. While the Trust invests only in short term municipal securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.

         Short Term Municipal Derivatives -- Short term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short term municipal securities. These issues might be resolved in a manner adverse to the Tax-Exempt Trust. For example, the Internal Revenue Service has never ruled on the subject of whether pass-through income paid to the Trust is tax-exempt. The Trust receives an opinion of counsel that pass-through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.

         Municipal Lease Obligations -- In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but it is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for the payment of the lease obligation, the leased obligation is secured by the leased property. It may be difficult, however, to sell the property and the proceeds of sale might not cover the Tax-Exempt Trust's loss.

         Illiquid Securities -- If the Tax-Exempt Trust buys illiquid securities, it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Item 5.--Management, Organization, and Capital Structure.

     (a) (1) Investment Manager

         The Manager manages each Trust's investments and business operations under the overall supervision of each Trust's Board of Trustees. The separate management agreements between each Trust and the Manager gives the Manager responsibility for making all investment decisions for each Trust. Each Trust pays the Manager a fee at the annual rate of 0.250% of that Trust's average daily net assets not exceeding $500 million; 0.175% of the average daily net assets exceeding $500 million but not exceeding $1 billion; and 0.125% of the average daily net assets exceeding $1 billion.

         The Manager was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. The Manager and its affiliates had approximately $462 billion in investment company and other portfolio assets under management as of December 2002.

     (a) (2)  Portfolio Managers

         Money Trust

         Richard Mejzak is a Vice President and the Portfolio Manager of the Money Trust. Mr. Mejzak has been a Vice President of Merrill Lynch Investment Managers ("MLIM") since 1995 and has been employed by MLIM since 1990.

         Government Trust

         John Ng is a Vice President and the Portfolio Manager of the Government Trust. Mr. Ng has been a Vice President of MLIM since 1998 and has been employed by MLIM since 1976.

         Tax-Exempt Trust

         Peter J. Hayes is a Vice President and the Portfolio Manager of the Tax-Exempt Trust. Mr. Hayes has been a First Vice President of MLIM since 1997, was a Vice President of MLIM from 1988 to 1997 and has been employed by MLIM since 1987.

         Treasury Trust

         Cindy Macaulay is a Vice President and the Portfolio Manager of the Treasury Trust. Ms. Rogers has been a Vice President of MLIM since 1996 and has been employed by MLIM since 1989.

     (b) Capital Stock

         Investors in each Trust have no preemptive rights, and beneficial interests in each Trust are fully paid and non-assessable. Each Trust has no current intention to hold annual meetings of investors, except to the extent required by the Investment Company Act, but will hold special meetings of investors, when in the judgment of the Trustees of a Trust, it is necessary or desirable to submit matters for an investor vote. Upon liquidation of a Trust, its corresponding Feeder Funds would be entitled to their pro rata beneficial interest of the assets of that Trust that are available for distribution.

         Each Trust is organized as a statutory trust under the laws of the State of Delaware. Each Feeder Fund is entitled to a vote in proportion to its investment in its corresponding Trust. Each Feeder Fund generally will participate in the earnings, dividends and assets of its corresponding Trust in accordance with its pro rata interest in that Trust.

         Investments in each Trust may not be transferred. A Feeder Fund may withdraw all or any portion of its investment in its corresponding Trust at net asset value on any day on which the New York Stock Exchange (the "NYSE") is open, subject to certain exceptions. For more information about the ability of a Feeder Fund to withdraw all or any portion of its investment in its corresponding Trust, please see Item 6 herein.

Item 6.--Shareholder Information.

     (a) Pricing of Beneficial Interests in each Trust.

         The net asset value of shares of beneficial interest of each Trust is determined by the Manager at 12:00 noon, Eastern time, on each business day that either the New York Stock Exchange (the "NYSE") or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Money Trust, Government Trust and Treasury Trust

         The net asset value of beneficial interests of the Money Trust, Government Trust and Treasury Trust is computed under the "penny rounding" method by adding the value of each Trust's net assets plus the value of all of such Trust's securities and other assets, deducting such Trust's liabilities, dividing by the total number of beneficial interests of the Trust outstanding at such time and rounding the result to the nearest whole cent. It is anticipated that the net asset value of each Trust's beneficial interests will remain constant so that a Feeder Fund can maintain a constant value of $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e., by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by the Trusts will be valued at their fair value as determined in good faith by or under direction of that Trust's Board of Trustees.

         Tax-Exempt Trust

         The net asset value of beneficial interests of the Tax-Exempt Trust is computed the "amortized cost" method by adding the value of the Trust's net assets plus the value of all of the Tax-Exempt Trust's securities and other assets, deducting its liabilities and dividing by the number of beneficial interests of the Trust outstanding at such time. It is anticipated that the net asset value of the Tax-Exempt Trust's beneficial interests will remain constant so that a Feeder Fund can maintain a constant value of $1.00 per share, but no assurance can be offered in this regard.

         The Tax-Exempt Trust values its portfolio securities based upon their amortized cost in accordance with the terms of a rule adopted by the Commission. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in evaluation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Tax-Exempt Trust would receive if it sold the instrument.

     (b) Purchase of Beneficial Interests in each Trust.

         Beneficial interests in each Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act. Investments in each Trust may only be made by a limited number of institutional investors including investment companies, common or commingled trust funds, group trusts, and certain other "accredited investors" within the meaning of Regulation D under the Securities Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act.

         There is no minimum initial or subsequent investment in each Trust. However, because each Trust intends to be as fully invested at all times as is reasonably consistent with its investment objectives and policies in order to enhance the return on its assets, investments by a corresponding Feeder Fund must be made in federal funds (i.e., monies credited to the account of each Trust's custodian bank by a Federal Reserve Bank).

         Each Trust reserves the right to stop accepting investments from any of its corresponding Feeder Funds or to reject any investment order.

     (c) Redemption of Beneficial Interests in each Trust.

         A Feeder Fund may withdraw all or any portion of its investment in its corresponding Trust on any business day in which the NYSE is open at the net asset value next determined after a withdrawal request in proper form is furnished by the investor to each Trust. When a request is received in proper form, each Trust will redeem its corresponding Feeder Fund's interests at the next determined net asset value. Each Trust will make payment for all interests redeemed within seven days after receipt by that Trust of a redemption request in proper form, except as provided by the rules of the Commission. The right of a Feeder Fund to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted, or, to the extent otherwise permitted by the Investment Company Act, if an emergency exists. Investments in each Trust may not be transferred.

     (d) Dividends and Distributions.

     (e) Tax Consequences.

         Because each Trust is classified as a partnership for Federal income tax purposes, each Trust will not be subject to any income tax. Based upon the status of each Trust as a partnership, a Feeder Fund will take into account its share of its corresponding Trust's ordinary income, capital gains, losses, deductions and credits in determining its income tax liability. The determination of a Feeder Fund's share of its corresponding Trust's ordinary income, capital gains, losses, deductions and credits will be made in accordance with the Internal Revenue Code of 1986, as amended, and regulations promulgated thereunder.

Item 7.--Distribution Arrangements.

     (a) Sales Loads. Not Applicable.

     (b) 12b-1 Fees. Not Applicable.

     (c) Multiple Class and Master-Feeder Funds.

         Each Trust is part of a separate master-feeder structure. Members of the general public may not purchase beneficial interests in a Trust. However, a Trust may sell beneficial interests to other affiliated and non-affiliated investment companies and/or institutional investors. Each Feeder Fund acquires an indirect interest in the securities owned by its corresponding Trust and will pay a proportionate share of its corresponding Trust's expenses. A Feeder Fund is not required to sell its shares to the public at the same price as another Feeder Fund. Feeder Funds may have different sales commissions and operating expenses. These different sales commissions and operating expenses may result in differences in returns among the Feeder Funds.

         The "master-feeder" fund structure permits the pooling of assets of two or more feeder funds in each Trust in an effort to achieve potential economies of scale and efficiencies in portfolio management while preserving separate identities, management, pricing structures and/or distribution channels at the feeder fund level. A larger investment portfolio for the Trust may reduce certain transaction costs to the extent that contributions to and redemptions from each Trust's portfolio by its various corresponding Feeder Funds may offset each other and produce a lower net cash flow.

         A Feeder Fund's investment in its corresponding Trust may, however, be adversely affected by the actions of other Feeder Funds. For example, if a large Feeder Fund reduces its investment in its corresponding Trust or withdraws from its corresponding Trust, the remaining Feeder Funds may bear higher pro rata operating expenses. However, this possibility also exists for traditionally structured funds with large investors. A Feeder Fund might also withdraw from its corresponding Trust if that Trust voted to change its investment objective, policies or limitations in a manner not acceptable to the Trustees of that Feeder Fund. The withdrawal of all of a Feeder Fund's assets from its corresponding Trust may affect the investment performance of the Feeder Fund and its corresponding Trust.

         Each Trust normally will not hold meetings of investors except as required by the Investment Company Act. Each Feeder Fund will be entitled to vote in proportion to its interest in its corresponding Trust. When a Feeder Fund is requested to vote on matters pertaining to its corresponding Trust, the Feeder Fund will hold a meeting of its shareholders and will vote its interest in its corresponding Trust proportionately to the voting instructions received from the shareholders of the Feeder Fund. For more information about the "master-feeder" structure, please see Part A of the CMA Registration Statement under "Management of the Funds--Master-Feeder Structure.

                                    PART B.

                               February 10, 2003

                              MASTER MONEY TRUST
                      MASTER GOVERNMENT SECURITIES TRUST
                            MASTER TAX-EXEMPT TRUST
                             MASTER TREASURY TRUST

Item 10.--Cover Page and Table of Contents.

         This Part B, which is not a prospectus, supplements and should be read in conjunction with the current Part A of Master Money Trust (the "Money Trust"), Master Government Securities Trust (the "Government Trust"), Master Tax-Exempt Trust (the "Tax-Exempt Trust") and Master Treasury Trust (the "Treasury Trust" and, collectively, the "Trusts"), dated February 10, 2003, as it may be revised from time to time (the "Trust Part A"). To obtain a copy of the Trust Part A, please call the Trusts at 1-800-221-7210, or write to the Trusts at P.O. Box 9011, Princeton, New Jersey 08543-9011. The Trust Part A is incorporated herein by reference and this Part B is incorporated by reference in the Trust Part A.

         As permitted by General Instruction D to Form N-1A, responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from (i) Post-Effective Amendment No. 36 of the Registration Statement on Form N-1A (Securities Act File No. 2-59311 and Investment Company Act File No. 811-02752) of CMA Money Fund, (ii) Post-Effective Amendment No. 26 of the Registration Statement on Form N-1A (Securities Act File No. 2-72724 and Investment Company Act File No. 811-03205) of CMA Government Securities Fund, (iii) Post-Effective Amendment No. 30 of the Registration Statement on Form N-1A (Securities Act File No. 2-69877 and Investment Company Act File No. 811-3111) of the CMA Tax-Exempt Fund, and (iv) Post-Effective Amendment No. 18 of the Registration Statement on Form N-1A (Securities Act File No. 33-37439 and Investment Company Act File No. 811-06196) of CMA Treasury Fund, each as filed jointly with the Securities and Exchange Commission (the "Commission") on February 10, 2003 and as amended from time to time (the "CMA Registration Statement").

         This Registration Statement refers to CMA Money Fund, CMA Government Securities Fund, CMA Tax-Exempt Fund and CMA Treasury Fund collectively as the CMA Funds. Part A of the CMA Registration Statement includes the prospectus of the CMA Funds. Part B of the CMA Registration Statement includes the statement of additional information of the CMA Funds. Each CMA Fund and any other feeder fund that may invest in a corresponding Trust are referred to herein as "Feeder Funds."

         Each Trust is part of a separate "master-feeder" structure. Each CMA Fund invests all of its respective assets in beneficial interests in a corresponding Trust (as defined below). Each corresponding CMA Fund (as defined below) is the only Feeder Fund that invests in each corresponding Trust, as noted in the chart below:

Corresponding CMA Fund                     Corresponding Master Trust
----------------------                     --------------------------

CMA Money Fund                             Master Money Trust

CMA Government Securities Fund             Master Government Securities Trust

CMA Tax-Exempt Fund                        Master Tax-Exempt Trust

CMA Treasury Fund                          Master Treasury Trust

         On September 4, 2002, the Board of Trustees of WCMA Money Fund, WCMA Government Securities Fund, WCMA Tax-Exempt Fund and WCMA Treasury Fund (each, a "WCMA Fund") approved the transfer of all of the assets of WCMA Money Fund, WCMA Government Securities Fund, WCMA Tax-Exempt Fund and WCMA Treasury Trust to each WCMA Funds corresponding Trust, Money Trust, Government Trust, Tax-Exempt Trust and Treasury Trust, respectively. Each WCMA Fund will become a Feeder Fund that invests in its corresponding Trust, in addition to each existing corresponding CMA Fund (as noted in the above chart). All portfolio investments will be made at the Trust level. Each WCMA Fund expects transfer to assets to its corresponding Trust, in the normal course of business, in late February 2003.

Page

Trusts History.............................................................B-2

Description of the Trusts and Their Investments and Risks..................B-3

Management of the Trusts..................................................B-13

Control Persons and Principal Holders of Securities.......................B-18

Management and Other Services.............................................B-19

Brokerage Allocation and Other Practices..................................B-19

Capital Stock and Other Securities........................................B-19

Purchase, Redemption and Pricing of Beneficial Interests..................B-20

Taxation of the Trusts....................................................B-22

Underwriters..............................................................B-23

Calculation of Performance Data...........................................B-23

Financial Statements......................................................B-24



Item 11.--Trusts History.

         Information relating to the history of the Trusts are incorporated herein by reference from Item 4 of Part A.

Item 12.--Description of the Trusts and their Investments and Risks.

         The following information supplements and should be read in conjunction with Item 4 of Part A.

         Information relating to the types of securities purchased by the Trusts, the investment techniques used by the Trusts, and certain risks relating thereto, as well as other information relating to the Trusts' investment programs, is incorporated herein by reference from the section entitled "INVESTMENT OBJECTIVE AND POLICIES" in the statement of additional information of the CMA Registration Statement.

     (a) Investment Restrictions.

         Money Trust

         Money Trust has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Money Trust's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the beneficial interests represented at a meeting at which more than 50% of the outstanding beneficial interests are represented or (ii) more than 50% of the outstanding beneficial interests). Non-fundamental investment restrictions may be changed by the Trust's Board of Trustees without shareholder approval.

         Under its fundamental investment restrictions, the Money Trust may not:

                  (1) Issue senior securities to the extent such issuance would violate applicable law.

                  (2) Borrow money, except that (i) the Money Trust may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Money Trust may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Money Trust may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Money Trust may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Money Trust's Prospectus and Statement of Additional Information. The Money Trust may not pledge its assets other than to secure such borrowings or to the extent permitted by the Money Trust's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

                  (3) Underwrite securities of other issuers, except insofar as the Money Trust may be deemed an underwriter under the Securities Act of 1933 (the "Securities Act") in selling portfolio securities.

                  (4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities and certain instruments issued by domestic banks).

                  (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Money Trust may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

                  (6) Purchase or sell commodities or contracts on commodities, except to the extent that the Money Trust may do so in accordance with applicable law and its Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

                  (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Money Trust may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Money Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time.

                  (8) Make any investment inconsistent with the Money Trust's classification as a diversified company under the Investment Company Act.

         Under the Money Trust's non-fundamental investment restrictions, the Trust may not:

                  a. Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  b. Make short sales of securities or maintain a short position.

                  c. Write, purchase or sell puts, calls or combinations thereof.

                  d. Subject to fundamental investment restriction (7) above, the Money Trust may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Money Trust. Such loans will be terminable at any time. The Money Trust will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Money Trust may pay reasonable fees in connection with the arranging of such loan.

                  e. Subject to fundamental investment restriction (8) above, the Money Trust may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its beneficial interests are owned by another investment company that is part of the same group of investment companies as the Money Trust.

                  f. Change its policy of purchasing any securities other than types of money market securities and investments described under "Investment Objectives and Policies," unless the Money Trust provides its shareholders with 60 days' prior written notice of such change.

                  g. Purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after the purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that, in the case of bank money market instruments or repurchase agreements with any one bank, up to 25% of the value of the Money Trust's total assets may be invested without regard to such 5% limitation but shall instead be subject to a 10% limitation.

                  h. Purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of an issuer.

                  i. Enter into repurchase agreements if, as a result, more than 10% of the Money Trust's net assets (taken at market value at the time of each investment, together with any other investments deemed illiquid) would be subject to repurchase agreements maturing in more than seven days.

                  j. Make investments for the purpose of exercising control or management.

                  k. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

                  l. Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements) (usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Money Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Money Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

                  m. Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Money Trust except as may be necessary in connection with borrowings referred to in its non-fundamental investment restriction (g) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Money Trust's net assets taken at the market value.

                  n. Invest in securities with legal or contractual restrictions on resale (except for repurchase agreements) or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at market value) would be invested in such securities.

                  o. Invest in securities of issuers (other than issuers of U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities.

                  p. Enter into reverse repurchase agreements if, as a result thereof, the Money Trust's obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

                  q. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Money Trust, the Manager or any subsidiary thereof each owning beneficially more than 1% of the securities of such issuer own in the aggregate more than 5% of the securities of the issuer.

         Government Trust

         Government Trust has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Government Trust's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the beneficial interests represented at a meeting at which more than 50% of the outstanding beneficial interests are represented or (ii) more than 50% of the outstanding beneficial interests). Non-fundamental investment restrictions may be changed by the Government Trust's Board of Trustees without shareholder approval.

         Under the Government Trust's fundamental investment restrictions, the Trust may not:

                  (1) Issue senior securities to the extent such issuance would violate applicable law.

                  (2) Borrow money, except that (i) the Government Trust may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Government Trust may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Government Trust may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Government Trust may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Government Trust's Prospectus and Statement of Additional Information. The Government Trust may not pledge its assets other than to secure such borrowings or to the extent permitted by the Government Trust's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

                  (3) Underwrite securities of other issuers except insofar as the Government Trust may be deemed an underwriter under the Securities Act in selling portfolio securities.

                  (4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities).

                  (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Government Trust may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

                  (6) Purchase or sell commodities or contracts on commodities, except to the extent that the Government Trust may do so in accordance with applicable law and its Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

                  (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that Government Trust may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Government Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time.

                  (8) Make any investment inconsistent with the Government Trust's classification as a diversified company under the Investment Company Act.

         Under the Government Trust's non-fundamental investment restrictions, the Trust may not:

                  a. Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  b. Make short sales of securities or maintain a short position.

                  c. Write, purchase or sell puts, calls or combinations thereof.

                  d. Subject to fundamental investment restriction (8) above, the Government Trust may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its beneficial interests are owned by another investment company that is part of the same group of investment companies as the Government Trust.

                  e. Change its policy of purchasing any securities other than short term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities, unless the Government Trust provides its shareholders with 60 days' prior written notice of such change.

                  f. Enter into repurchase agreements with any one bank or primary dealer or an affiliate thereof, if immediately thereafter, more than 5% of the value of its total assets (taken at market value) would be invested in repurchase agreements with such bank or primary dealer or an affiliate thereof.

                  g. Enter into repurchase agreements if, as a result thereof, more than 10% of the Government Trust's net assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

                  h. Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Government Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Government Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

                  i. Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Government Trust except as may be necessary in connection with borrowings mentioned in (d) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Government Trust's net assets, taken at market value.

         Tax-Exempt Trust

         Tax-Exempt Trust has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Tax-Exempt Trust's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the beneficial interests represented at a meeting at which more than 50% of the outstanding beneficial interests are represented or (ii) more than 50% of the outstanding beneficial interests). Non-fundamental investment restrictions may be changed by the Tax-Exempt Trust's Board of Trustees without shareholder approval.

         Under the Tax-Exempt Trust's fundamental investment restrictions, the Trust may not:

                  (1) Issue senior securities to the extent such issuance would violate applicable law.

                  (2) Borrow money, except that (i) the Tax-Exempt Trust may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Tax-Exempt Trust may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Tax-Exempt Trust may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Tax-Exempt Trust may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Tax-Exempt Trust's Prospectus and

         Statement of Additional Information. The Tax-Exempt Trust may not pledge its assets other than to secure such borrowings or to the extent permitted by the Tax-Exempt Trust's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

                  (3) Underwrite securities of other issuers except insofar as the Tax-Exempt Trust may be deemed an underwriter under the Securities Act in selling portfolio securities.

                  (4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities).

                  (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Tax-Exempt Trust may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

                  (6) Purchase or sell commodities or contracts on commodities, except to the extent that the Tax-Exempt Trust may do so in accordance with applicable law and the Tax-Exempt Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

                  (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Tax-Exempt Trust may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Tax-Exempt Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time.

                  (8) Make any investment inconsistent with Tax-Exempt Trust's classification as a diversified company under the Investment Company Act.

         As an additional fundamental policy, the Tax-Exempt Trust will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from Federal income tax and any federal alternative minimum tax or will invest in securities so that at least 80% of the income that it distributes will be exempt from Federal income tax. For this purpose, net assets include any borrowings for investment purposes.

         Under the Tax-Exempt Trust's non-fundamental investment restrictions, the Trust may not:

                  a. Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  b. Make short sales of securities or maintain a short position.

                  c. Write, purchase or sell puts, calls or combinations thereof.

                  d. Subject to fundamental investment restriction (8) above, the Tax-Exempt Trust may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its beneficial interests are owned by another investment company that is part of the same group of investment companies as the Tax-Exempt Trust.

                  e. Purchase any securities other than Tax-Exempt Securities referred to herein and in any appendix to a Feeder Funds registration statement under the heading "Information Concerning Tax-Exempt Securities."

                  f. Invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed (i.e., guaranteed) by the United States Government or its agencies or instrumentalities (for purposes of this restriction, the Tax-Exempt Trust will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer).

                  g. Invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation.

                  h. Make investments for the purpose of exercising control or management.

                  i. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

                  j. Borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Tax-Exempt Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Tax-Exempt Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.)

                  k. Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Trust except as may be necessary in connection with borrowings mentioned in (f) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value.

                  l. Invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at value), would be invested in such securities.

         Treasury Trust

         Treasury Trust has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Treasury Trust's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the beneficial interests represented at a meeting at which more than 50% of the outstanding beneficial interests are represented or (ii) more than 50% of the outstanding beneficial interests). Non-fundamental investment restrictions may be changed by the Treasury Trust's Board of Trustees without shareholder approval.

         Under the Treasury Trust's fundamental investment restrictions, the Trust may not:

                  (1) Issue senior securities to the extent such issuance would violate applicable law.

                  (2) Borrow money, except that (i) the Treasury Trust may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Treasury Trust may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Treasury Trust may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Treasury Trust may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Treasury Trust's Prospectus and Statement of Additional Information. The Treasury Trust may not pledge its assets other than to secure such borrowings or to the extent permitted by the Treasury Trust's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

                  (3) Underwrite securities of other issuers except insofar as the Treasury Trust may be deemed an underwriter under the Securities Act in selling portfolio securities.

                  (4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities).

                  (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Treasury Trust may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

                  (6) Purchase or sell commodities or contracts on commodities, except to the extent that the Treasury Trust may do so in accordance with applicable law and the Treasury Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

                  (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that Treasury Trust may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Treasury Trust's Prospectus and Statement of Additional Information, as they may be amended from time to time.

                  (8) Make any investment inconsistent with the Treasury Trust's classification as a diversified company under the Investment Company Act.

         Under the Treasury Trust's non-fundamental investment restrictions, the Trust may not:

                  a. Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

                  b. Make short sales of securities or maintain a short position.

                  c. Write, purchase or sell puts, calls or combinations thereof.

                  d. Subject to fundamental investment restriction (8) above, the Treasury Trust may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its beneficial interests are owned by another investment company that is part of the same group of investment companies as the Treasury Trust.

                  e. Change its policy of purchasing any securities other than direct obligations of the U.S. Treasury with remaining maturities of more than 762 days (25 months), unless the Treasury Trust provides its shareholders with 60 days' prior written notice of such change.

                  f. Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Treasury Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Treasury Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

                  g. Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Treasury Trust except as may be necessary in connection with borrowings mentioned in (b) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Treasury Trust's net assets, taken at market value.

Item 13.--Management of the Trusts.

     (a) Boards of Trustees of the Trusts

         The Trustees of each Trust consist of eight individuals, seven of whom are not "interested persons" of each Trust, respectively as defined in the Investment Company Act of 1940 (the "Investment Company Act"). The eight Trustees of each Trust are also the Trustees of each CMA Fund. The seven Trustees who are not interested persons of each Trust similarly comprise the Trustees who are not interested persons of each CMA Fund, and are sometimes referred to herein as the "non-interested Trustees." The Trustees of each Trust are responsible for the overall supervision of the operations of each Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

         Committee and Board Meetings. Each non-interested Trustee is a member of each Trust's Audit and Oversight Committee (the "Committee"). The principal responsibilities of each Committee are to (i) recommend to the Board the selection, retention or termination of the Trust's independent auditors; (ii) review with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discuss with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) ensure that the independent auditors submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent auditor's independence; and (v) consider the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Committee also reviews and nominates candidates to serve as non-interested Trustees. The Board of each Trust has adopted a written charter for the Committee. Each Committee also reviews and nominates candidates to serve as non-interested Trustees. Each Committee generally will not consider nominees recommended by holders of beneficial interest of each Trust. Each Committee has retained independent legal counsel to assist its members in connection with these duties.

     (b) Management Information

         Biographical Information. Certain biographical and other information relating to the non-interested Trustees of each Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Manager and its affiliate, Merrill Lynch Investment Managers, L.P. ("MLIM") ("MLIM/FAM-advised Funds") and other public directorships:




                                                                                                 Number of
                                                                                                 MLIM/AM-Advised
                                                                                                 Funds and
                             Position Held    Term of Office** and   Principal Occupation(s)     Portfolios     Public
Name, Address* and Age       with the Trusts  Length of Time Served  During Past Five Years      Overseen       Directorships
---------------------------- ---------------  ---------------------  --------------------------- -------------  --------------
Ronald W. Forbes (62)        Trustee of each  Trustee of each Trust  Professor Emeritus of       45 registered  None
                             Trust            since 2002             Finance, School of          investment
                                                                     Business, State             companies
                                                                     University of New York at   consisting of
                                                                     Albany since 2000 and       54 portfolios
                                                                     Professor thereof from
                                                                     1989 to 2000;
                                                                     International Consultant,
                                                                     Urban Institute,
                                                                     Washington, D.C. from
                                                                     1995 to 1999.

Cynthia A. Montgomery (50)   Trustee of       Trustee of each        Professor, Harvard          45             UnumProvident
                             each Trust       Trust since 2002       Business School since       registered     Corporation
                                                                     1989; Associate             investment     (insurance
                                                                     Professor, J.L. Kellogg     companies      products);
                                                                     Graduate School of          consisting     Newell
                                                                     Management, Northwestern    of 54          Rubbermaid Inc.
                                                                     University from 1985 to     portfolios
                                                                     1989; Associate
                                                                     Professor, Graduate
                                                                     School of Business
                                                                     Administration, the
                                                                     University of Michigan
                                                                     from 1979 to 1985.


Charles C. Reilly (71)     Trustee of each    Trustee of each        Self-employed financial     45             None
                           Trust              Trust since 2002       consultant since 1990;      registered
                                                                     President and Chief         investment
                                                                     Investment Officer of       companies
                                                                     Verus Capital, Inc. from    consisting
                                                                     1979 to 1990; Senior Vice   of 54
                                                                     President of Arnold and     portfolios
                                                                     S. Bleichroeder, Inc.
                                                                     from 1973 to 1990;
                                                                     Adjunct Professor,
                                                                     Columbia University
                                                                     Graduate School of
                                                                     Business from 1990 to
                                                                     1991; Adjunct Professor,
                                                                     Wharton School,
                                                                     University of
                                                                     Pennsylvania from 1989 to
                                                                     1990; Partner, Small
                                                                     Cities Cable Television
                                                                     from 1986 to 1997.

Kevin A. Ryan (70)         Trustee of each    Trustee of each        Founder and currently       45             None
                           Trust              Trust since 2002       Director Emeritus of the    registered
                                                                     Boston University Center    investment
                                                                     for the Advancement of      companies
                                                                     Ethics and Character and    consisting
                                                                     Director thereof from       of 54
                                                                     1989 to 1999; Professor     portfolios
                                                                     from 1982 to 1999 and
                                                                     currently Professor
                                                                     Emeritus of Education of
                                                                     Boston University;
                                                                     formerly taught on the
                                                                     faculties of The
                                                                     University of Chicago,
                                                                     Stanford University and
                                                                     Ohio State University.



                                     B-14

                                                                                                 Number of
                                                                                                 MLIM/AM-Advised
                                                                                                 Funds and
                             Position Held    Term of Office** and   Principal Occupation(s)     Portfolios     Public
Name, Address* and Age       with the Trusts  Length of Time Served  During Past Five Years      Overseen       Directorships
---------------------------- ---------------  ---------------------  --------------------------- -------------  --------------

Roscoe S. Suddarth (67)      Trustee of       Trustee of each        Associate, Global           45             None
                             each Trust       Trust since 2002       Business Access, Ltd.       registered
                                                                     since 1998; President,      investment
                                                                     Middle East Institute,      companies
                                                                     from 1995 to 2001;          consisting
                                                                     Foreign Service Officer,    of 54
                                                                     United States Foreign       portfolios
                                                                     Service, from 1961 to
                                                                     1995; Career Minister,
                                                                     from 1989 to 1995; Deputy
                                                                     Inspector General, U.S.
                                                                     Department of State, from
                                                                     1991 to 1994; U.S.
                                                                     Ambassador to the
                                                                     Hashemite Kingdom of
                                                                     Jordan, from 1987 to 1990.

Richard R. West (64)         Trustee of       Trustee of each        Professor of Finance        45             Bowne & Co.,
                             each Trust       Trust since 2002       since 1984, Dean from       registered     Inc (financial
                                                                     1984 to 1993 and            investment     printers);
                                                                     currently Dean Emeritus     companies      Vornado Realty
                                                                     of New York University      consisting     Trust, Inc.
                                                                     Leonard N. Stern School     of 54          (real estate
                                                                     of Business                 portfolios     holding
                                                                     Administration.                            company);
                                                                                                                Alexander's,
                                                                                                                Inc. (real
                                                                                                                estate company)


Edward D. Zinbarg (68)       Trustee of       Trustee of each        Self-employed financial     45             None
                             each Trust       Trust since 2002       consultant since 1994;      registered
                                                                     Executive Vice President    investment
                                                                     of the Prudential           companies
                                                                     Insurance Company of        consisting
                                                                     America from 1988 to        of 54
                                                                     1994; Former Director of    portfolios
                                                                     Prudential Reinsurance
                                                                     Company and former
                                                                     Trustee of the Prudential
                                                                     Foundation.


----------------------------

*   The address for each Trustee is P.O. Box 9095, Princeton, New
Jersey 08543-9095.

** Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in each Trust's by-laws, charter or by statute.

         Certain biographical and other information relating to the Trustee who is an officer and an "interested person" of the Trusts as defined in the Investment Company Act (the "interested Trustee"), and to the other officers of each Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served and the total number of MLIM/FAM-advised Funds overseen. Public Directorships held are shown for the interested Trustees.




                                                 Term of Office and                              Number of
                          Position(s) Held       Length of Time       Principal Occupation(s)    MLIM/FAM-Advised   Public
Name, Address+ and Age    with the Trusts        Served               During Past Five Years     Funds Overseen     Directorships
-----------------------   ---------------------  -------------------  -------------------------- -----------------  --------------
Terry K. Glenn++ (62)     President and          President* and       Chairman (Americas         117 registered     None
                          Trustee of each Trust  Trustee** of each    Region) of MLIM from       investment
                                                 Trust since 2002     2000 to 2002; Executive    companies
                                                                      Vice President of the      consisting of
                                                                      Manager and MLIM (which    162 portfolios
                                                                      terms as used herein,
                                                                      include their corporate
                                                                      predecessors) from 1983
                                                                      to 2002; President of
                                                                      Merrill Lynch Mutual
                                                                      Funds from 1999 to 2002;
                                                                      President of FAM
                                                                      Distributors, Inc.
                                                                      ("FAMD") from 1986 to
                                                                      2002 and Director
                                                                      thereof from 1991 to
                                                                      2002; Executive Vice
                                                                      President and Director
                                                                      of Princeton Services,
                                                                      Inc. ("Princeton
                                                                      Services") from 1993 to
                                                                      2002; President of
                                                                      Princeton
                                                                      Administrators, L.P.
                                                                      from 1988 to 2002;
                                                                      Director of Financial
                                                                      Data Services, Inc. from
                                                                      1985 to 2002.

Donald C. Burke (42)      Vice President and     Vice President and   First Vice President of    117 registered     None
                          Treasurer of each      Treasurer of each    the Manager and MLIM       investment
                          Trust                  Trust since 2002*    since 1997 and the         companies
                                                                      Treasurer thereof since    consisting of
                                                                      1999; Senior Vice          162 portfolios
                                                                      President and Treasurer
                                                                      of Princeton Services
                                                                      since 1999; Vice
                                                                      President of the
                                                                      Distributor since 1999;
                                                                      Vice President of the
                                                                      Manager and MLIM from
                                                                      1990 to 1997; Director
                                                                      of Taxation of MLIM
                                                                      since 1990.

Richard Mejzak (34)       Vice President and     Vice President and   Vice President of MLIM     5 registered       None
                          Portfolio Manager of   Portfolio Manager    since 1995; employee of    investment
                          Money Trust            of Money Trust       MLIM since 1990.           companies
                                                 since 2002*                                     consisting of
                                                                                                 4 portfolios

John Ng (49)              Vice President and     Portfolio Manager    Vice President of MLIM     4 registered       None
                          Portfolio Manager of   and Vice President   since 1998; employee of    investment
                          Government Trust       of the Government    MLIM since 1976.           companies
                                                 Trust since 2002*                               consisting of
                                                                                                 3 portfolios

Peter J. Hayes (43)       Vice President and     Portfolio Manager    First Vice President of    4 registered       None
                          Portfolio Manager of   and Vice President   MLIM since 1997; Vice      investment
                          Tax-Exempt Trust       of the Tax-Exempt    President of MLIM from     companies
                                                 Trust since 2002*    1988 to 1997.              consisting of
                                                                                                 3 portfolios

Cindy Macaulay (36)       Vice President and     Portfolio Manager    Vice President and         2 registered       None
                          Portfolio Manager of   and Vice President   Portfolio Manager of MLIM  investment
                          Treasury Trust         of the Treasury      since 2002.                companies
                                                 Trust since 2002*                               consisting of
                                                                                                 2 portfolios

Kenneth A. Jacob (51)     Vice President of      Vice President of    First Vice President of    6 registered       None
                          Tax-Exempt Trust       the Tax-Exempt       MLIM since 1997; Vice      investment
                                                 Trust since 2002*    President of MLIM from     companies
                                                                      1984 to 1997.              consisting of
                                                                                                 19 portfolios



                                                 Term of Office and                              Number of
                          Position(s) Held       Length of Time       Principal Occupation(s)    MLIM/FAM-Advised   Public
Name, Address+ and Age    with the Trusts        Served               During Past Five Years     Funds Overseen     Directorships
----------------------   ----------------------  -------------------- -------------------------  ----------------   --------------
Phillip S. Gillespie      Secretary of each      Secretary of each    First Vice President of    38 registered      None
(39)                      Trust                  Trust since 2002*    MLIM since 2001;           investment
                                                                      Director of MLIM from      companies
                                                                      2000 to 2001; Vice         consisting of
                                                                      President of the Manager   66 portfolios
                                                                      from 1999 to 2000;
                                                                      Attorney associated with
                                                                      MLIM since 1998;
                                                                      Assistant General
                                                                      Counsel of Chancellor
                                                                      LGT Asset Management
                                                                      Inc. from 1997 to 1998;
                                                                      Senior Counsel and
                                                                      Attorney in the Division
                                                                      of Investment Management
                                                                      and the Office of
                                                                      General Counsel at the
                                                                      Commission from 1993 to
                                                                      1997.


-------------------------
+        The address of each officer listed is P.O. Box 9011, Princeton,
New Jersey 08543-9011.
++       Mr. Glenn is an "interested person," as defined in the Investment
Company Act, of the Trusts based on his former positions as Chairman (Americas Region) and Executive Vice President of the Manager and MLIM and FAM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P.
*        Elected by and serves at the pleasure of the Board of Trustees of each Trust.
**       Serves until his successor is elected and qualified, until
December 31 of the year in which he turns 72, or until his resignation, or removal as provided in each Trust's by-laws, charter or statute.

         Share Ownership. Information relating to each Trustee's ownership of beneficial interests in each Trust and in shares of all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee ("Supervised Merrill Lynch Funds") as of December 31, 2002 is set forth in the chart below.


                                                                                                          Aggregate
                                       Aggregate        Aggregate        Aggregate                        Dollar Range
                                       Dollar Range     Dollar Range     Dollar Range    Aggregate        of Securities
                                       of Equity in     of Equity in     of Equity in    Dollar Range     in Supervised
                                       the Money        Government       Tax-Exempt      of Equity in     Merrill Lynch
Name of Trustee                        Trust*           Trust*           Trust*          Treasury Trust*  Funds
----------------                       --------------  --------------    --------------  ---------------  --------------
Interested Trustee:
        Terry K. Glenn                 N/A              N/A              N/A             N/A              Over $100,000

Non-Interested Trustee:
        Ronald W. Forbes               N/A              N/A              N/A             N/A              Over $100,000
        Cynthia A. Montgomery          N/A**            N/A              N/A             N/A              $10,001-$50,000
        Charles C. Reilly              N/A+             N/A              N/A             N/A              Over $100,000
        Kevin A. Ryan                  N/A              N/A              N/A             N/A              Over $100,000
        Roscoe S. Suddarth             N/A++            N/A              N/A             N/A              Over $100,000
        Richard R. West                N/A              N/A              N/A             N/A              Over $100,000
        Edward D. Zinbarg              N/A              N/A              N/A             N/A              Over $100,000

__________________
*    The Trusts do not offer beneficial interests for sale to the public.
**   Cynthia A. Montgomery's aggregate dollar range of equity in the CMA
Money Fund is $1-$10,000.
+    Charles C. Reilly's aggregate dollar range of equity in the CMA Money
Fund is over $100,000.
++   Roscoe S. Suddarth's aggregate dollar range of equity in the CMA Money
Fund is $50,001-$100,000.

         As of February 1, 2003, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding beneficial interests of the Trust. As of the date of this Part B, none of the non-interested Trustees of the Trust nor any of their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. ("ML & Co.").

     (c) Compensation

         Each corresponding Trust pays each non-interested Trustee of the Fund and the Trust, respectively, a combined fee, for service on the Board and its Committee of the Fund and the Trust, as set forth below. Each Co-Chair of each Committee receives an additional fee, as set forth below. Each Fund and Trust reimburses each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings.

                                                                    Fee Per In-Person        Additional Annual
                                                  Combined          Meeting Attended         Fee Paid to Each
                                                  Annual Fee     Board       Committee       Committee Co-Chairman
                                                  ------------ ------------ ------------     ---------------------
         Money Fund and Money Trust                 $14,000       $500        $500            $1,000

         Government Fund and Government Trust        $4,400       $200        $200            $1,000

         Tax-Exempt Fund and Tax-Exempt Trust        $7,000       $250        $250            $1,000

         Treasury Fund and Treasury Trust            $4,400       $200        $200            $1,000


         The following table shows the estimated compensation expected to be earned by the non-interested Trustees of each Fund and corresponding Trust for the period ended March 31, 2003 and the aggregate compensation paid to them by all MLIM/FAM-advised funds, for the calendar year ended December 31, 2002.



                                                                                           Estimated
                                                                                           Pension or   Aggregate
                                                                                           Retirement   Compensation
                                                   Estimated    Estimated    Estimated     Benefits     from
                                      Estimated    Compensation Compensation Compensation  Accrued as   Funds/Trusts
                         Position     Compensation from         from         from          Part of      and other
                         with         from Money   Government   Tax-Exempt   Treasury      Funds/Trusts MLIM/FAM-
Name of Trustee          Funds/Trusts Fund/Trust   Fund/Trust   Fund/Trust   Fund/Trust    Expense      Advised Funds
----------------------   ------------ -----------  ------------ -----------  ------------  ------------ -----------------
Ronald W. Forbes*        Trustee      $20,000       $7,400      $10,500       $7,400       None          $308,400
Cynthia A. Montgomery    Trustee      $19,000       $6,400       $9,500       $6,400       None          $266,400
Charles C. Reilly*       Trustee      $20,000       $7,400      $10,500       $7,400       None          $308,400
Kevin A. Ryan            Trustee      $19,000       $6,400       $9,500       $6,400       None          $266,400
Roscoe S. Suddarth       Trustee      $19,000       $6,400       $9,500       $6,400       None          $266,400
Richard R. West          Trustee      $19,000       $6,400       $9,500       $6,400       None          $275,400
Edward D. Zinbarg        Trustee      $19,000       $6,400       $9,500       $6,400       None          $266,400


__________________
*  Co-Chairman of the Committee.

     (d) Sales Loads. Not Applicable.

Item 14.--Control Persons and Principal Holders of Securities.

         Each CMA Fund, each a Massachusetts business trust, owns 100% of the beneficial interests in its corresponding Trust.

         As of February 1, 2003, the officers and Trustees of the Money Trust, the Government Trust and the Treasury Trust, each as a group (11 persons) and the Tax-Exempt Trust as a group (12 persons), owned an aggregate of less than 1% of the outstanding beneficial interests of common stock of ML & Co., Inc. and owned no beneficial interests in the Trusts.

Item 15.--Management and Other Services.

         The following information supplements and should be read in conjunction with Item 4 in the Trust's Part A.

         Information relating to the investment management and other services provided to each Trust by or on behalf of each Trust is incorporated herein by reference from the sub-section entitled "Management and Advisory Arrangements," from the section entitled "General Information" in Part B of the CMA Registration Statement. The following list identifies the specific sections and sub-sections in Part B of the CMA Registration Statement under which the information required by Item 15 of Form N-1A may be found. Each listed section is incorporated herein by reference.


                                                       Sections Incorporated by Reference from Part B
                 Form N-1A Item No.                    of the CMA Registration Statement
                 ------------------------------------- -----------------------------------------------
                 Item 15(a)                            Management and Advisory Arrangements
                 Item 15(c)                            Management and Advisory Arrangements
                 Item 15(d)                            Management and Advisory Arrangements
                 Item 15(e)                            Not Applicable
                 Item 15(f)                            Not Applicable
                 Item 15(g)                            Not Applicable
                 Item 15(h)                            General Information

         Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), 4 World Financial Center, New York, New York 10281, an affiliate of the Manager, acts as placement agent for each Trust pursuant to a placement agent agreement (the "Placement Agent Agreement"). Under the Placement Agent Agreement, Merrill Lynch receives no compensation for acting as placement agent for each Trust.

Item 16.--Brokerage Allocation and Other Practices.

         Information relating to portfolio turnover and brokerage allocation for or on behalf of each Trust is incorporated herein by reference from the section entitled "Portfolio Transactions" in Part B of the CMA Registration Statement.

Item 17.--Capital Stock and Other Securities.

         The following information supplements and should be read in conjunction with Item 6(b) and Item 7 in the Trusts' Part A. Under each Declaration of Trust, the Trustees are authorized to issue beneficial interests in each Trust. Upon liquidation of a Trust, its corresponding Feeder Funds would be entitled to share in the assets of that Trust that are available for distribution in proportion to their investment in that Trust.

         Each Trust is organized as a statutory trust under the laws of the State of Delaware. Each Feeder Fund is entitled to a vote in proportion to its investment in its corresponding Trust. Each Feeder Fund will participate in the earnings, dividends and assets of its corresponding Trust in accordance with its pro rata interests in that Trust. No certificates are issued.

         Each investor is entitled to a vote, with respect to matters affecting each Trust, in proportion to the amount of its investment in each Trust. Investors in each Trust do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interest in each Trust may elect all of the Trustees of each Trust if they choose to do so and in such event the other investors in each Trust would not be able to elect any Trustee. Each Trust is not required to hold annual meetings of investors but each Trust will hold special meetings of investors when in the judgment of each Trust's Trustees it is necessary or desirable to submit matters for an investor vote. The Trustees may elect to terminate each Trust without a vote of the interest holders.

Item 18.--Purchase, Redemption and Pricing of Beneficial Interests.

         The following information supplements and should be read in conjunction with Item 7 and Item 8 in the Trust's Part A.

     (a) Purchase of Beneficial Interests in each Trust.

         The net asset value of each Trust is determined by the Manager at 12:00 noon, Eastern time, on each business day that either the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed for New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Money Trust, Government Trust and Treasury Trust

         The principal asset of each of the Money Fund, Government Fund and Treasury Fund normally will be its interest in the corresponding Money Trust, Government Trust and Treasury Trust, respectively. The net asset value per beneficial interest of the Money Trust, Government Trust and Treasury Trust is computed under the "penny rounding" method by adding the value of each Trust's net assets plus the value of all of such Trust's securities and other assets, deducting such Trust's liabilities, dividing by the total number of beneficial interests of the Trust outstanding at such time and rounding the result to the nearest whole cent. It is anticipated that the net asset value of each Trust's beneficial interests will remain constant so that a Feeder Fund can maintain a constant value of $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e., by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by the Trusts will be valued at their fair value as determined in good faith by or under direction of that Trust's Board of Trustees.

         Tax-Exempt Trust

         The principal asset of Tax-Exempt Fund normally will be its interest in the Tax-Exempt Trust. The net asset value per beneficial interest of the Tax-Exempt Trust is computed by adding the value of the Trust's net assets plus the value of all of the Tax-Exempt Trust's securities and other assets, deducting its liabilities and dividing by the number of beneficial interests of the Trust outstanding at such time. It is anticipated that the net asset value of the Tax-Exempt

Trust's beneficial interests will remain constant so that a Feeder Fund can maintain a constant value of $1.00 per share, but no assurance can be offered in this regard.

         The Tax-Exempt Trust values its portfolio securities based upon their amortized cost in accordance with the terms of a rule adopted by the Commission. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in evaluation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Tax-Exempt Trust would receive if it sold the instrument.

                           ------------------------

         In accordance with the Commission regulations applicable to the valuation of portfolio securities, the Trusts will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Trusts will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the value of each Trust's beneficial interests so that a corresponding Feeder Fund can compute for the purpose of sales and redemptions a net asset value per share of $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny rounded" basis (or amortized cost basis, in the case of the Tax-Exempt Trust) will be reported to the Trustees of the Trust by the Manager. In the event the Trustees determine that a deviation exists with respect to any Trust that may result in material dilution or other unfair results to investors or existing shareholders of a Trust, the Trust will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the Trust's average portfolio maturity; withholding dividends; or establishing a net asset value of the beneficial interest solely by using available market quotations.

         Since the net income of each Trust is determined and declared as a dividend immediately prior to each time the net asset value of the Trust is determined, the net asset value per beneficial interest of each Trust normally remains constant so that a Feeder Fund can maintain a net asset value of $1.00 per shares immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in a Trust, representing the reinvestment of dividend income, is reflected by an increase in the number of beneficial interests of the Trust in the account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of beneficial interests in the account.

         Beneficial interests in each Trust are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act. Investments in each Trust may only be made by a limited number of institutional investors including investment companies, common or commingled trust funds, group trusts, and certain other "accredited investors" within the meaning of Regulation D under the Securities Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act.

         There is no minimum initial or subsequent investment in each Trust. However, because each Trust intends to be as fully invested at all times as is reasonably consistent with its investment objectives and policies in order to enhance the return on its assets, investments by a corresponding Feeder Fund must be made in Federal funds (i.e., monies credited to the account of each Trust's custodian bank by a Federal Reserve Bank).

         Each Trust reserves the right to stop accepting investments from any Feeder Fund or to reject any investment order.

         A Feeder Fund may withdraw all or any portion of its investment in its corresponding Trust on any business day in which the NYSE is open at the net asset value next determined after a withdrawal request in proper form is furnished by the investor to each Trust. When a request is received in proper form, each Trust will redeem its corresponding Feeder Fund's interests at the next determined net asset value. Each Trust will make payment for all interests redeemed within seven days after receipt by that Trust of a redemption request in proper form, except as provided by the rules of the Commission. The right of a Feeder Fund to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted, or, to the extent otherwise permitted by the Investment Company Act, if an emergency exists. Investments in each Trust may not be transferred.

     (b) Fund Reorganizations. Not Applicable.

     (c) Offering Price. Not Applicable.

Item 19.--Taxation of the Trusts.

         Because each Trust is classified as a partnership for Federal income tax purposes, each Trust should not be subject to any income tax. Based upon each status of the Trust as a partnership, a Feeder Fund will take into account its share of its corresponding Trust's ordinary income, capital gains, losses, deductions and credits in determining its income tax liability. The determination of a Feeder Fund's share of each Trust's ordinary income, capital gains, losses, deductions and credits will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code") and the regulations promulgated thereunder.

         The Trust's first taxable year-end is March 31, 2003. Although each Trust will not be subject to Federal income tax, it will file appropriate Federal income tax returns.

         It is intended that each Trust's assets, income and distributions will be managed in such a way that a RIC investor in each Trust will be able to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company ("RIC"), assuming that the RIC investor invested all of its investable assets in each Trust. Any prospective Feeder Fund which is a RIC agrees that, for purposes of determining its required distribution under Section 4982(a), it will account for its share of items of income, gain, loss, deduction and credit of its corresponding Trust as they are taken into account by that Trust.

         Each Trust may be subject to taxes on dividend or interest income paid by non-U.S. issuers and withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle each Trust to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Trust's assets to be invested within various countries is not known.

         Each Trust is to be managed in compliance with the provisions of the Code applicable to RICs as though such requirements were applied at the Trust level. Thus, consistent with its investment objectives, each Trust will meet the income and diversification of assets tests of the Code applicable to RIC's. Each Trust and its corresponding Feeder Funds will rely on published guidance from the Internal Revenue Service that feeder funds that are RIC's will be treated as owners of their proportionate shares, subject to certain adjustments, of each Trust's assets and income for purposes of meeting these tests.

         The Code requires a RIC to pay a nondeductible 4% excise tax to the extent that the RIC does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and 98% of its net capital gain, determined, in general, on a March 31 year-end basis plus certain undistributed amounts from previous years. The Trust intends to distribute its income and capital gains to its RIC investors so as to enable such RICs to minimize imposition of the 4% excise tax. There can be no assurance that sufficient amounts of the Trust's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax on RIC investors. In such event, a RIC investor will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

         Investors are advised to consult their own tax advisers as to the tax consequences of an investment in the Trust through a Feeder Fund.

Item 20.--Underwriters.

         The placement agent for each Trust is Merrill Lynch. Merrill Lynch receives no compensation for acting as placement agent for each Trust.

Item 21.--Calculation of Performance Data.

         Not Applicable.

Item 22.--Financial Statements.

                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholder,
Master Money Trust:

We have audited the accompanying statement of assets and liabilities of Master Money Trust as of February 3, 2003. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Money Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

Princeton, New Jersey
February 6, 2003

                              MASTER MONEY TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               February 3, 2003

ASSETS:
     Cash                                                            $100,000
     Prepaid offering costs (Note 3)                                        0
                                                                     ---------
         Total assets                                                $100,000
Less liabilities and accrued expenses                                       0
                                                                     ---------
Net Assets applicable to investor's interest in the Trust  (Note 1)  $100,000
                                                                     =========

Notes to Financial Statement.
(1) Master Money Trust (the "Trust") was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. CMA Money Fund will invest its assets in the Trust. To date, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by CMA Money Fund.
(2) The Trust has entered into a management agreement with Fund Asset Management, L.P. (the "Manager"). (See "Management and Other Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.
(3) Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.
(4) The Trust's financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholder,
Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Master Government Securities Trust as of February 3, 2003. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Government Securities Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

Princeton, New Jersey
February 6, 2003

                      MASTER GOVERNMENT SECURITIES TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               February 3, 2003

ASSETS:
     Cash                                                            $100,000
     Prepaid offering costs (Note 3)                                        0
                                                                     --------
         Total assets                                                $100,000
Less liabilities and accrued expenses                                       0
                                                                     --------
Net Assets applicable to investor's interest in the Trust  (Note 1)  $100,000
                                                                     ========
Notes to Financial Statement.
(1) Master Government Securities Trust (the "Trust") was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. CMA Government Securities Fund will invest its assets in the Trust. To date, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by CMA Government Securities Fund.
(2) The Trust has entered into a management agreement with Fund Asset Management, L.P. (the "Manager"). (See "Management and Other Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.
(3) Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.
(4) The Trust's financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholder,
Master Tax-Exempt Trust:

We have audited the accompanying statement of assets and liabilities of Master Tax-Exempt Trust as of February 3, 2003. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Tax-Exempt Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP


Princeton, New Jersey
February 6, 2003

                            MASTER TAX-EXEMPT TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               February 3, 2003

ASSETS:
     Cash                                                             $100,000
     Prepaid offering costs (Note 3)                                         0
                                                                      ---------
         Total assets                                                 $100,000
Less liabilities and accrued expenses                                        0
                                                                      ---------
Net Assets applicable to investor's interest in the Trust  (Note 1)   $100,000
                                                                      =========

Notes to Financial Statement.
(1) Master Tax-Exempt Trust (the "Trust") was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. CMA Tax-Exempt Fund will invest its assets in the Trust. To date, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by CMA Tax-Exempt Fund.
(2) The Trust has entered into a management agreement with Fund Asset Management, L.P. (the "Manager"). (See "Management and Other Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.
(3) Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.
(4) The Trust's financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholder,
Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities of Master Treasury Trust as of February 3, 2003. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Treasury Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

Princeton, New Jersey
February 6, 2003

                             MASTER TREASURY TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               February 3, 2003

ASSETS:
     Cash                                                             $100,000
     Prepaid offering costs (Note 3)                                         0
                                                                      ---------
         Total assets                                                 $100,000
Less liabilities and accrued expenses                                        0
                                                                      ---------
Net Assets applicable to investor's interest in the Trust  (Note 1)   $100,000
                                                                      ========

Notes to Financial Statement.
(1) Master Treasury Trust (the "Trust") was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. CMA Treasury Fund will invest its assets in the Trust. To date, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by CMA Treasury Fund.
(2) The Trust has entered into a management agreement with Fund Asset Management, L.P. (the "Manager"). (See "Management and Other Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.
(3) Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.
(4) The Trust's financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

                              MASTER MONEY TRUST

                           PART C. OTHER INFORMATION

Item 23.--Exhibits.

Exhibit
Number
1   (a)   --Certificate of Trust, dated August 29, 2002.
    (b)   --Declaration of Trust, dated August 29, 2002.
2         --By-Laws of the Registrant.
3         --Portions of the Declaration of Trust and By-Laws of the Registrant
            defining the rights of holders of interests in the Registrant.(a)
4         --Management Agreement between the Registrant and Fund Asset
            Management, L.P. (the "Manager").
5         --Omitted pursuant to Paragraph 2(b) of Instruction B of the General
            Instructions to Form N-1A.
6         --None.
7         --Form of Custody Agreement between State Street Bank and Trust
            Company and the Registrant.(b)
8   (a)   --Placement Agent Agreement between the Registrant and the
            Distributor.
    (b)   --Subscription Agreement for the acquisition of an
            interest in the Registrant.
9         --Omitted pursuant to Paragraph 2(b) of Instruction B of the General
            Instructions to Form N-1A.
10  (a)   --Consent of Deloitte & Touche LLP, independent auditors for the
            Registrant.
    (b)   --Consent of Sidley Austin Brown & Wood LLP, counsel for the
            Registrant.
11        --None.
12        --Certificate of CMA Money Fund.
13        --None.
14        --None.
15        --Code of Ethics.(c)

----------------------
(a) Reference is made to Article I (Sections 1.1 and 1.2), Article II (Sections 2.2, 2.4 and 2.7), Article III (Sections 3.2, 3.4, 3.8, 3.10,
     3.11 and 3.12), Article V (Sections 5.1, 5.2, 5.3, 5.4, 5.5, 5.6, 5.7,
     5.8, and 5.9 and 5.10), Article VI, Article VII (Sections 7.1 and 7.2),
     Article VIII (Sections 8.1, 8.3 and 8.6), Article IX, Article X (Sections 10.2, 10.3, 10.4 and 10.5) and Article XI (Sections 11.2, 11.4 and 11.6)
     of the Registrant's Declaration of Trust, filed as Exhibit 1(b) to the Registration Statement; the Certificate of Trust, filed as Exhibit 1(a) to the Registration Statement; and Article I, Article III (Sections 3.7 and 3.10) and Article VI (Section 6.2) of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.
(b) Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File No. 33-49873), filed on October 30, 2001.
(c) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.

Item 24.--Persons Controlled by or Under Common Control with the Trust.

         CMA Money Fund (the "CMA Fund") owns 100% of the beneficial interests in the Registrant.

Item 25.--Indemnification.

         Reference is made to Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Sections 3.12 of
Article III and 8.2 and 8.3 of Article VIII of the Registrant's Declaration of Trust (the "Declaration of Trust") (Exhibit 1(b) to this Registrant Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

         Article III, Section 3.12 of the Declaration of Trust provides, inter alia, that the Trustees shall have the power to:

         (d) purchase, and pay for out of Trust Property, insurance policies insuring the Trust Property, and, to the extent permitted by law and not inconsistent with any applicable provision of this Declaration or the By-Laws, insuring the Manager, Administrator, placement agent, Holders, Trustees, officers, employees, agents or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted to be taken by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; [and] (e) indemnify any person with whom the Trust has dealings, including the Holders, Trustees, officers, employees, agents, Manager, Administrator, placement agent and independent contractors of the Trust, to such extent permitted by law and not inconsistent with the applicable provisions of this Declaration....

         Article VIII, Section 8.1 provides, inter alia, that no Trustee, officer, employee or agent of the Registrant shall be liable to the Registrant, its Holders, or to any other Trustee, officer, employee or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

         Article VIII, Section 8.2 of the Registrant's Declaration of Trust provides:

         The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 8.2; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

                           (a)  the Trustee, officer, employee or agent
                  to be indemnified provides a security for his undertaking;
                  or

                           (b)  the Trust shall be insured against
                  losses arising by reason of any lawful advances; or

                           (c)  there is a determination, based on a
                  review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

                                (i) a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the Proceedings; or

                               (ii)  an independent legal counsel in
                           a written opinion.

         Article VIII, Section 8.3 of the Registrant's Declaration of Trust further provides:

         Nothing contained in Section 8.1 or Section 8.2 hereof shall protect any Trustee or officer of the Trust from any liability to the Trust or its Holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Nothing contained in Section 8.1 or
Section 8.2 hereof or in any agreement of the character described in Section
4.1 or Section 4.2 hereof shall protect any Manager to the Trust against any liability to the Trust to which he or it would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of his or its duties to the Trust, or by reason of his or its reckless disregard to his or its obligations and duties under the agreement pursuant to which he or it serves as Manager to the Trust.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.--Business and Other Connections of the Investment Adviser.

         See Item 6 in the Trust's Part A and Item 15 in Part B of the Trust's Registration Statement regarding the business of the Manager. Information relating to the business, profession, vocation or employment of a substantial nature engaged in by the Manager or any of its respective officers and directors during the past two years is incorporated herein by reference from
Item 26 in Part C of the CMA Registration Statement on Form N-1A.

Item 27.--Principal Underwriters.

         Merrill Lynch acts as the placement agent for the Registrant and as the principal underwriter for each of the following open-end investment companies: CBA Money Fund, CMA Money Fund, CMA Treasury Fund, CMA Tax-Exempt Fund, nine other series of CMA Multi-State Municipal Series Trust; CMA Government Securities Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. Merrill Lynch also acts as the principal underwriter for the following closed-end registered investment company: The S&P 500(R) Protected Equity Fund, Inc.

         (b) Set forth below is information concerning each director and executive officer of Merrill Lynch. The principal business address of each such person is 4 World Financial Center, New York, New York 10281.

                                Position(s) and Office(s)                             Position(s) and Office(s)
Name                            with Merrill Lynch                                    with Registrant
------------------------------  --------------------------------------------------    --------------------------
E. Stanley O'Neal               Chairman of the Board, Chief Executive Officer and
                                  Director                                            None
Thomas H. Patrick               Director and Executive Vice President                 None
Rosemary T. Berkery             Executive Vice President                              None
Dominic A. Carone               Controller and First Vice President                   None
Barry S. Friedberg              Executive Vice President                              None
John J. Fosina                  Chief Financial Officer and First Vice President      None
James B. Gorman                 Executive Vice President                              None
Jerome P. Kenny                 Executive Vice President                              None
John A. McKinley                Executive Vice President                              None
Arshad R. Zakaria               Executive Vice President                              None
Judith A. Witterschein          Secretary and First Vice President                    None


         (c)  Not Applicable.

Item 28.--Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29.--Management Services.

         Other than as set forth or incorporated by reference in Item 6 of the Trusts' Part A and Item 13 and Item 15 in Part B of the Trusts' Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.--Undertakings.

         Not Applicable.

                                  SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 10th day of February, 2003.

                                  MASTER MONEY TRUST
                                  (Registrant)



                                  By: /s/  TERRY K. GLENN
                                     -------------------------------
                                         (Terry K. Glenn, President)

                               INDEX TO EXHIBITS

Exhibit Number   Description
--------------   ------------
    1(a)         --Certificate of Trust, dated August 29, 2002.
    1(b)         --Declaration of Trust, dated August 29, 2002.
    2            --By-Laws of the Registrant.
    4            --Management Agreement between the Registrant and Fund
                   Asset Management, L.P.
    8(a)         --Placement Agent Agreement between the Registrant and
                   Merrill Lynch, Pierce, Fenner & Smith Incorporated.
    8(b)         --Subscription Agreement for the acquisition of an
                   interest in the Registrant.
   10(a)         --Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
   10(b)         --Consent of Sidley Austin Brown & Wood LLP, counsel for the
                   Registrant.
   12            --Certificate of CMA Money Fund.

                                                                    Exhibit 1(a)

                             CERTIFICATE OF TRUST OF
                               MASTER MONEY TRUST

     THIS Certificate of Trust of Master Money Trust (the "Trust") is being duly executed and filed by the undersigned, as trustee, to form a business trust under the Delaware Business Trust Act (12 Del. C. SS. 3801, et seq.) (the "Act").

     1. Name. The name of the business trust formed hereby is Master Money
Trust.

     2. Registered Agent. The business address of the registered office of the Trust in the State of Delaware is 1209 Orange Street, Wilmington, Delaware 19801. The name of the Trust's registered agent at such address is The Corporation Trust Company.

     3. Effective Date. This Certificate of Trust shall be effective upon the date and time of filing.

     4. Investment Company. The Trust will be a registered investment company under the Investment Company Act of 1940, as amended.

     5. Series. Pursuant to Section 3806(b)(2) of the Act, the Trust may issue one or more series of beneficial interests having the rights and preferences set forth in the governing instrument of the Trust, as the same may be amended from time to time (each a "Series").

     6. Notice of Limitation of Liabilities of each Series. Pursuant to Section 3804(a) of the Act, there shall be a limitation on liabilities of each Series such that (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or the assets of any other Series thereof and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other Series thereof shall be enforceable against the assets of such Series.

     IN WITNESS WHEREOF, the undersigned, have executed this Certificate of Trust in accordance with Section 3811 (a) (1) of the Act.



                                             /s/ Phillip S. Gillespie
                                             -------------------------------
                                             Phillip S. Gillespie, as Trustee

                                                                    Exhibit 1(b)

                               MASTER MONEY TRUST

                              DECLARATION OF TRUST



                             Dated: August 29, 2002

                                                                            Page
                                                                            ----
                                TABLE OF CONTENTS


                               ARTICLE I
                         NAME AND DEFINITIONS

Section 1.1.     Name........................................................1
Section 1.2.     Definitions.................................................1

                              ARTICLE II
                               TRUSTEES

Section 2.1.     Number of Trustees and Qualification........................3
Section 2.2.     Term and Election...........................................4
Section 2.3.     Resignation, Retirement and Removal.........................4
Section 2.4.     Vacancies...................................................4
Section 2.5.     Meetings....................................................5
Section 2.6.     Officers; Chairman..........................................5
Section 2.7.     By-Laws.....................................................6

                              ARTICLE III
                          POWERS OF TRUSTEES

Section 3.1.     General.....................................................6
Section 3.2.     Activities and Investments..................................6
Section 3.3.     Legal Title.................................................8
Section 3.4.     Sale of Interests; Reclassification.........................8
Section 3.5.     Borrowing Money; Pledging Trust Assets; Lending Property....8
Section 3.6.     Delegation; Committees......................................8
Section 3.7.     Collection and Payment......................................8
Section 3.8.     Expenses....................................................9
Section 3.9.     Common Items................................................9
Section 3.10.    Litigation..................................................9
Section 3.11.    Tax Matters.................................................9
Section 3.12.    Miscellaneous Powers........................................9
Section 3.13.    Manner of Acting...........................................10

                              ARTICLE IV
                MANAGEMENT, ADMINISTRATIVE SERVICES AND
                PLACEMENT AGENT ARRANGEMENTS; CUSTODIAN

Section 4.1.     Management and Other Arrangements..........................10
Section 4.2.     Parties to Contract........................................10
Section 4.3.     Custodian..................................................11

                               ARTICLE V
                        INTERESTS IN THE TRUST

Section 5.1.     Interests..................................................11
Section 5.2.     Classes of Interests.......................................11
Section 5.3.     Rights of Holders..........................................12
Section 5.4.     Purchase of or Increase in Interests.......................12
Section 5.5.     Register of Interests......................................12
Section 5.6.     Non-Transferability........................................13
Section 5.7.     Notices....................................................13
Section 5.8.     Limitation on Number of Holders............................13
Section 5.9.     No Liability of Holders....................................13
Section 5.10     Series of Interests........................................13

                              ARTICLE VI
                       DECREASES AND WITHDRAWALS

Section 6.1.     Decreases and Withdrawals..................................14

                              ARTICLE VII
                DETERMINATION OF BOOK CAPITAL ACCOUNT BALANCES,
                     NET INCOME AND DISTRIBUTIONS

Section 7.1.     Book Capital Account Balances..............................14
Section 7.2.     Allocations and Distributions to Holders...................14
Section 7.3.     Power to Modify Foregoing Procedures.......................14

                             ARTICLE VIII
                LIABILITY FOR TRUST OBLIGATIONS; FIDUCIARY DUTIES

Section 8.1.     No Personal Liability of Trustees, etc.....................15
Section 8.2.     Indemnification............................................16
Section 8.3.     No Protection Against Certain 1940 Act Liabilities.........17
Section 8.4.     No Bond Required of Trustees...............................18
Section 8.5.     No Duty of Investigation; Notice in Trust Instruments, etc.18
Section 8.6.     Insurance..................................................18
Section 8.7.     Reliance on Experts, etc...................................18
Section 8.8.     Accounting.................................................18

                              ARTICLE IX
                                HOLDERS

Section 9.1.     Meetings of Holders........................................19
Section 9.2.     Notice of Meetings.........................................19
Section 9.3.     Record Date for Meetings...................................19
Section 9.4.     Proxies, etc...............................................19
Section 9.5.     Reports....................................................20
Section 9.6.     Inspection of Records......................................20

Section 9.7.     Holder Action by Written Consent...........................20

                               ARTICLE X
            DURATION; TERMINATION OF TRUST; AMENDMENT; MERGERS; ETC.

Section 10.1.    Duration...................................................20
Section 10.2.    Dissolution of Trust.......................................20
Section 10.3.    Termination of Trust.......................................21
Section 10.4.    Amendment Procedure........................................21
Section 10.5.    Merger, Consolidation, Conversion and Sale of Assets.......22

                              ARTICLE XI
                             MISCELLANEOUS

Section 11.1.    Registered Agent...........................................23
Section 11.2.    Governing Law..............................................23
Section 11.3.    Counterparts...............................................23
Section 11.4.    Reliance by Third Parties..................................23
Section 11.5.    Provisions in Conflict with Law or Regulations.............23
Section 11.6.    Trust Only.................................................24

                              DECLARATION OF TRUST
                                       OF
                               MASTER MONEY TRUST

          DECLARATION OF TRUST of Master Money Trust, made the 29th day of August, 2002, by Phillip S. Gillespie, as trustee (such individual, so long as he continues in office in accordance with the provisions of this Declaration of Trust, and all other Persons who may hereafter be duly elected or appointed, qualified and serving as trustees in accordance with the provisions hereof, being hereinafter called "Trustees").


                               W I T N E S S E T H:
                               - - - - - - - - - -

          WHEREAS, the Trustees desire to establish a business trust under the Delaware Business Trust Act (the "Act") for the investment and reinvestment of funds contributed thereto;

          NOW, THEREFORE, the Trustees hereby declare that all money and property hereafter contributed to the Trust shall be held and managed in trust for the benefit of the Holders of beneficial interests issued hereunder from time to time and subject to the provisions hereof, to wit:

                                   ARTICLE I
                              NAME AND DEFINITIONS

          Section 1.1. Name. The name of the trust established hereby (the "Trust") is "Master Money Trust," and, insofar as may be practicable, the Trust shall conduct its activities, execute all documents and sue or be sued under that name, which name (and the word "Trust" wherever herein used) shall refer to the Trust as a separate legal entity, and shall not refer to the Trustees, officers, agents, employees or Holders. If the Trustees determine that the Trust's use of such name is not advisable, the Trustees may adopt such other name for the Trust as they deem proper and the Trust may hold its property and conduct its activities under such other name. Any name change shall become effective upon the execution by a majority of the then Trustees of an instrument setting forth the new name and the filing of a Certificate of Amendment under the Act. Any such instrument shall have the status of an amendment to this Declaration.

          Section 1.2. Definitions. Wherever they are used herein, the following terms have the respective meanings assigned to them below:

               (a) "Administrator" means any party furnishing services to the Trust pursuant to any administrative services contract described in
          Section 4.1.

               (b) "Act" means the Delaware Business Trust Act, as the same may be amended from time to time.

               (c) "Affiliated Person" has the meaning assigned to it in Section 2(a)(3) of the 1940 Act.

               (d) "Book Capital Account" means, for any Holder at any time, the Book Capital Account of the Holder at such time with respect to such Holder's interest in the Trust Property, determined in accordance with generally accepted accounting principles and the provisions of the 1940 Act.

               (e) "By-Laws" means the By-Laws referred to in Section 2.7 hereof, as amended and in effect from time to time.

               (f) "Code" means the Internal Revenue Code of 1986 and the rules and regulations thereunder, each as amended from time to time.

               (g) "Commission" means the Securities and Exchange Commission.

               (h) "Custodian" means the party, other than the Trust, to the agreement described in Section 4.3 hereof.

               (i) "Declaration" means this Declaration of Trust, as amended and in effect from time to time. Reference in this Declaration of Trust to "Declaration," "hereof," "herein," "hereby" and "hereunder" shall be deemed to refer to this Declaration rather than the article or section in which such words appear.

               (j) "Fundamental Policies" means the investment policies and restrictions of the Trust that are set forth and designated as fundamental policies in the Registration Statement.

               (k) "Holders" means as of any particular time any Institutional Investor that is a holder of record of Interests in the Trust Property of any class at such time.

               (l) "Institutional Investor(s)" means any registered investment company (including a unit investment trust), insurance company separate account, common or commingled trust fund, group trust or similar organization or entity that is an "accredited investor" within the meaning of Regulation D under the Securities Act of 1933, and shall not include any individual, S corporation, partnership, or grantor trust beneficially owned by any individual, S corporation or partnership.

               (m) "Interested Person" has the meaning ascribed to it in Section 2(a)(19) of the 1940 Act.

               (n) "Interest(s)" shall mean the interest of a Holder in the Trust Property of any class, including all rights, powers and privileges accorded to Holders in this Declaration, which interest may be expressed as a percentage, determined by calculating, as the Trustees shall from time to time determine, the ratio of each Holder's Book Capital Account balance in the Trust Property of any class to the total of all Holders' Book Capital Account balances in the Trust Property of any class. Reference herein to a specific percentage in, or fraction of, Interests of the Holders means Holders whose combined Book Capital Accounts represent such specified percentage or fraction of the Book Capital Accounts of all Holders of the Trust Property of any class or of the Trust as a whole (as the context may require).

               (o) "Manager" means the party, other than the Trust, to any management contract described in Section 4.1 hereof.

               (p) "1940 Act" means the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder as amended from time to time and any order or orders thereunder which may from time to time be applicable to the Trust.

               (q) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof.

               (r) "Registration Statement" means any Registration Statement filed by the Trust under the 1940 Act, as it may be amended or supplemented from time to time.

               (s) "Trust" means the master trust established hereby by whatever name it may then be known.

               (t) "Trust Property" means any and all assets, real or personal, tangible or intangible, which is owned or held by the Trust.

               (u) "Trustees" means the individuals who have signed this Declaration, so long as such Persons shall continue in office in accordance with the provisions hereof, and all other Persons who may from time to time be duly elected or appointed, qualified and serving as Trustees in accordance with the provisions hereof, and reference herein to a Trustee or the Trustees shall refer to such individual or Persons in their capacity as trustees hereunder.

               (v) The use herein of the masculine or feminine gender or the neutral shall be construed to refer to the other gender or the neutral as well, and the use herein of the singular shall be construed to include the plural and the plural to include the singular, as the context may require.

                                   ARTICLE II
                                    TRUSTEES

          Section 2.1. Number of Trustees and Qualification. The number of Trustees shall initially be one (1) and shall thereafter be such number as shall be fixed from time to time by a written instrument signed by a majority of the Trustees then in office; provided, however, that the number of Trustees shall, subsequent to any sale of Interests other than sales made solely for the purposes of meeting any applicable seed money requirement under the 1940 Act, in no event be less than three (3) or more than fifteen (15). Any vacancy created by an increase in Trustees may be filled by the appointment of any Person having the qualifications described in this Article made by a written instrument signed by a majority of the Trustees then in office. Any such appointment shall not become effective, however, until the Person named in the written instrument of appointment shall have accepted in writing such appointment and agreed in writing to be bound by the terms of this Declaration. No reduction in the number of Trustees shall have the effect of removing any Trustee from office. Whenever a vacancy in the number of Trustees shall occur, until such vacancy is filled as provided in this Section 2.1 and
Section 2.4 hereof, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration.

          Section 2.2. Term and Election. Each Trustee named herein, or elected or appointed prior to the first meeting of the Holders, shall (except in the event of resignations or removals or vacancies pursuant to Section 2.3 or
Section 2.4 hereof) hold office until his successor has been elected at such meeting and has qualified to serve as Trustee, as required under the 1940 Act. Beginning with the Trustees elected at the first meeting of Holders, each Trustee shall hold office during the lifetime of this Trust and until its termination as hereinafter provided or until December 31 of the year in which he shall have reached 72 years of age unless such Trustee resigns or is removed as provided in Section 2.3 below.

          Section 2.3. Resignation, Retirement and Removal. Any Trustee may resign his trust (without need for prior or subsequent accounting) by an instrument in writing signed by him and delivered to the other Trustees, and such resignation shall be effective upon such delivery or at any later date according to the terms of the instrument. Any of the Trustees may be removed by the action of two-thirds of the remaining Trustees; provided, that if the removal of one or more Trustees would have the effect of reducing the number of remaining Trustees below the minimum number prescribed by Section 2.1 hereof, then subject to Section 16(a) of the 1940 Act, at the time of the removal of such Trustee or Trustees, the remaining Trustees shall elect or appoint a number of additional Trustees at least sufficient to increase the number of Trustees holding office to the minimum number prescribed by Section 2.1 hereof. Upon the resignation, retirement or removal of a Trustee, or his otherwise ceasing to be a Trustee due to death or legal disability, he shall execute and deliver such documents as the remaining Trustees shall require for the purpose of conveying to the Trust or the remaining Trustees any Trust Property held in his name. Upon the death or legal disability of any Trustee, his legal representative shall execute and deliver on his behalf such documents as the remaining Trustees shall require as provided in the preceding sentence. However, the execution and delivery of such documents by a former Trustee or his legal representative shall not be requisite to the vesting of title to the Trust Property in the remaining Trustees as provided in Section 3.3 hereof.

          Section 2.4. Vacancies. The term of office of a Trustee shall terminate and a vacancy shall occur in the event of such Trustee's death, resignation, retirement, removal, bankruptcy, adjudicated incompetence or other legal disability to perform the duties of the office of Trustee. No such vacancy shall operate to annul this Declaration or to revoke any existing obligations created pursuant to the terms of this Declaration. In the case of a vacancy, the Holders of at least a majority of the Interests cast, acting at any meeting of the Holders held in accordance with Section 9.1 hereof, or, to the extent permitted by the 1940 Act, a majority vote of the Trustees continuing in office acting by written instrument or instruments, may fill such vacancy, and any Trustee so elected by the Trustees or the Holders shall hold office as provided in this Declaration.

          Section 2.5. Meetings. Regular meetings of the Trustees may be held on such notice at such place or places and times as may be fixed by the By-Laws or by resolution of the Trustees. Special Meetings of the Trustees shall be held upon the call of the Chairman, if any, the president, the secretary, or any Trustee, by oral or electronic or written notice duly served on or sent, mailed or sent by telecopy or e-mail to each Trustee not less than one day before the meeting. No notice need be given to any Trustee who attends in person or to any Trustee who, in writing signed and filed with the records of the meeting either before or after the holding thereof, waives notice. Notice or waiver of notice need not state the purpose or purposes of the meeting. The Trustees may act with or without a meeting, subject to the requirements of the 1940 Act. A quorum for all meetings of the Trustees shall be a majority of the Trustees. Unless provided otherwise in this Declaration, any action of the Trustees may be taken at a meeting by vote of a majority of the Trustees present (a quorum being present) or without a meeting by written consent of a majority of the Trustees.

          Any committee of the Trustees, including an executive committee, if any, may act with or without a meeting. A quorum for all meetings of any such committee shall be a majority of the members thereof. Unless provided otherwise in this Declaration, (i) any action of any such committee may be taken at a meeting by vote of a majority of the members present (a quorum being present) or without a meeting by written consent of a majority of the members and (ii) a Trustee may vote in person or by proxy, and such proxy may be granted in writing, by means of electronic transmission or as otherwise permitted by applicable law. A consent transmitted by electronic transmission by a Trustee or by a person or persons authorized to act for a Trustee shall be deemed to be written and signed for purposes of this Section 2.5. For purposes of this
Section 2.5, the term "electronic transmission" means any form of communication, not directly involving the physical transmission of paper, that creates a record that may be retained, retrieved, and reviewed by a recipient thereof, and that may be directly reproduced in paper form by such a recipient through an automated process.

          With respect to actions of the Trustees and any committee of the Trustees, Trustees who are Interested Persons of the Trust within the meaning of
Section 1.2 hereof or otherwise interested in any action to be taken may be counted for quorum purposes under this Section 2.5 and shall be entitled to vote to the extent permitted by the 1940 Act.

          All or any one or more Trustees may participate in a meeting of the Trustees or any committee thereof by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other and participation in a meeting pursuant to such communications system shall constitute presence in person at such meeting.

          Section 2.6. Officers; Chairman. The Trustees shall, from time to time, elect a President, a Secretary and a Treasurer. The Trustees may elect or appoint, from time to time, a Chairman who shall preside at all meetings of the Trustees and carry out such other duties as the Trustees shall designate. The Trustees may elect or appoint or authorize the President to appoint such other officers or agents with such powers as the Trustees may deem to be advisable. The President, the Secretary and the Treasurer may, but need not, be Trustees, and shall be agents of the Trust within the meaning of Section 3806(b)(7) of the Act.

          Section 2.7. By-Laws. The Trustees may adopt By-Laws not inconsistent with this Declaration for the conduct of activities of the Trust and may amend or repeal such By-Laws to the extent such power is not reserved to the Holders by express provision of such By-Laws. This Declaration and the By-Laws shall together constitute the "governing instrument" of the Trust within the meaning of Section 3801(f) of the Act.

                                  ARTICLE III
                               POWERS OF TRUSTEES

          Section 3.1. General. The Trustees shall have exclusive and absolute control over the Trust Property and over the activities of the Trust to the fullest extent permitted by Section 3806(a) of the Act and other applicable law, but with such powers of delegation as may be permitted by this Declaration. The Trustees shall have power to conduct the activities of the Trust and to carry on their operations and maintain offices both within and without the State of Delaware, in any and all states of the United States of America, and in the District of Columbia, in any foreign country, and in any and all commonwealths, territories, dependencies, colonies, possessions, agencies or instrumentalities of the United States of America and of foreign governments, and to do all such other things and execute all such instruments as they deem necessary, proper or desirable in order to promote the interests of the Trust although such things are not herein specifically mentioned. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration, the presumption shall be in favor of a grant of power to the Trustees. The Trustees will not be required to obtain any court order to deal with Trust Property.

          The enumeration of any specific power herein shall not be construed as limiting the aforesaid powers. Such powers of the Trustees may be exercised without order of or resort to any court.

          Section 3.2. Activities and Investments. The Trustees shall have the power with respect to the Trust:


               (a) to conduct, operate and carry on the activities of an investment company, and, in connection therewith:

                    (i) to subscribe for, purchase or otherwise acquire and
               invest and reinvest in, to hold for investment or otherwise, to sell, transfer, assign, negotiate, exchange, lend or otherwise dispose of, and to turn to account or realize upon and generally deal in and with, domestic or foreign securities (which term, "securities," shall include without limitation any and all bills, notes, bonds, debentures or other obligations or evidences of indebtedness, certificates of deposit, bankers acceptances, commercial paper, repurchase agreements or other money market instruments; stocks, shares or other equity ownership interests (including non-publicly traded or illiquid securities and those securities the disposition of which is restricted under the Federal securities laws); convertible securities; mortgage-backed or other asset-backed securities;

               and warrants, options or other instruments representing rights to subscribe for, purchase, receive or otherwise acquire or to sell, transfer, assign or otherwise dispose of, and scrip, certificates, receipts or other instruments evidencing any ownership rights or interests in, any of the foregoing; and "forward commitment", "when issued" and "delayed delivery" contracts for securities, issued, guaranteed or sponsored by any governments, political subdivisions or governmental authorities, agencies or instrumentalities, by any individuals, firms, companies, corporations, syndicates, associations or trusts, or by any other organizations or entities whatsoever, irrespective of their forms or the names by which they may be described, whether or not they be organized and operated for profit, and whether they be domestic or foreign with respect to the State of Delaware or the United States of America); and

                    (ii) to acquire and become the owner of or interested in any securities by delivering or issuing in exchange or payment therefor, in any lawful manner, any of the Trust Property; and

                    (iii) to exercise while the owner of any securities or
               interests therein any and all of the rights, powers and privileges of ownership of such securities or interests, including without limitation any and all voting rights and rights of assent, consent or dissent pertaining thereto, and to do any and all acts and things for the preservation, protection, improvement and enhancement in value thereof; and

                    (iv) to purchase, sell and hold currencies and enter into
               contracts for the future purchase or sale of currencies, including but not limited to forward foreign currency exchange contracts; and

                    (v) to enter into futures and forward contracts, and to
               purchase and write put and call options on futures contracts, securities, currencies and securities indexes; and

                    (vi) to make loans to the extent provided in the
               Registration Statement from time to time; and

                    (vii) to engage in such other activities as may be disclosed in the Registration Statement from time to time; and

               (b) to conduct, operate and carry on any other lawful activities which the Trustees, in their sole and absolute discretion, consider to be (i) incidental to the activities of the Trust as an investment company, (ii) conducive to or expedient for the benefit or protection of the Trust or the Holders, or (iii) calculated in any other manner to promote the interests of the Trust or the Holders.

The Trustees shall not be limited to investing in securities maturing before the possible termination of the Trust, nor shall the Trustees be limited by any law limiting the investments that may be made by fiduciaries. Notwithstanding anything to the contrary herein contained but consistent with the applicable investment objectives, the Trust shall be managed in compliance with the requirements of the Code applicable to regulated investment companies.

          Section 3.3. Legal Title. Legal title to all the Trust Property shall be vested in the Trust as a separate legal entity, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of any other Person as nominee, on such terms as the Trustees may determine; provided, that the interest of the Trust therein is appropriately protected. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the termination of the term of office of a Trustee as provided in Section 2.2 or Section 2.4 hereof, such Trustee shall automatically cease to have any right, title or interest in any of the Trust Property, and all right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered as provided in Section 2.3 hereof.

          Section 3.4. Sale of Interests; Reclassification. Subject to more detailed provisions set forth in Article V and the Trustees' duty of impartiality to the Holders, the Trustees shall have the power to permit any Institutional Investor to purchase Interests and to add to or reduce, in whole or in part, their Interests in any class; provided that from and after the commencement of the private placement of Interests, Interests shall be sold only to Institutional Investors, and the original Holders shall withdraw their entire Interests from the class. The Trustees shall also have the power to acquire, hold, resell, dispose of, transfer, classify, reclassify and otherwise deal in Interests of the Trust or class. The Trustees may hold as treasury Interests (without such Interests being deemed to be canceled), re-issue for such consideration and on such terms as they determine, or cancel, in their discretion from time to time, any Interests in any class thereof reacquired by the Trust.

          Section 3.5. Borrowing Money; Pledging Trust Assets; Lending Property. Subject to any applicable Fundamental Policies of the Trust or any applicable provision of the By-Laws, the Trustees shall have power, on behalf of the Trust, to borrow money or otherwise obtain credit and to secure the same by mortgaging, pledging or otherwise subjecting as security any of the Trust Property, to endorse, guarantee, or undertake the performance of any obligation, contract or engagement of any other Person and to lend Trust Property.

          Section 3.6. Delegation; Committees. The Trustees shall have power, consistent with their continuing exclusive authority over the management of the Trust and the Trust Property, to delegate from time to time to such committee or committees as they may from time to time appoint from among their own number or to such officers, employees or agents of the Trust as they may from time to time designate the doing of such things and the execution of such instruments either in the name of the Trust or the names of the Trustees or otherwise as the Trustees may deem expedient.

          Section 3.7. Collection and Payment. The Trustees shall have power to collect all property due to the Trust; to pay all claims, including taxes, against the Trust Property; to prosecute, defend, compromise or abandon any claims relating to the Trust Property; to foreclose any security interest securing any obligations by virtue of which any property is owed to the Trust; and to enter into releases, agreements and other instruments.

          Section 3.8. Expenses. The Trustees shall have the power to incur and pay, out of the income or the principal of the Trust Property, any expenses which, in the opinion of the Trustees, are necessary or incidental to carrying out any of the purposes of this Declaration, and to pay reasonable compensation from the funds of the Trust to themselves as Trustees. The Trustees shall not be obligated to account to the Holders for the retention of compensation, and each Holder agrees that compliance with the accounting requirements of the 1940 Act and of this Declaration shall constitute satisfactory accounting with respect to all acts of the Trustees. The Trustees shall fix the compensation of all officers, employees and Trustees of the Trust and may pay such compensation out of the Trust Property without reduction of the Trustees' compensation.

          Section 3.9. Common Items. Except as otherwise determined by the Trustees, all expenses and other items of the Trust shall be borne by or allocated to each Holder proportionately based upon the relative net asset values of each Holder. Such common items shall include, but not be limited to, Trustees' fees; 1940 Act registration expenses; organizational expenses of the Trust; and accounting expenses relating to the Trust.

          Section 3.10. Litigation. The Trustees shall have the power to engage in and to prosecute, defend, compromise, abandon, or adjust, by arbitration or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust or the Trust Property, and, out of the Trust Property, to pay or to satisfy any debts, claims or expenses incurred in connection therewith, including those of litigation, and such power shall include without limitation the power of the Trustees or any appropriate committee thereof, in the exercise of their or its good faith business judgment, consenting to dismiss any action, suit, proceeding, dispute, claim or demand, brought by any Person, including, to the extent permitted by applicable law, a Holder in such Holder's own name or in the name of the Trust, whether or not the Trust, or any of the Trustees may be named individually therein or the subject matter arises by reason of business for or on behalf of the Trust.

          Section 3.11. Tax Matters. The Trustees shall have the exclusive power, authority and responsibility with respect to the Trust regarding (i) preparation and filing of tax returns; (ii) providing reports to the Holders regarding tax information necessary to the filing of their respective tax returns; (iii) making any and all available elections with respect to the tax treatment of the Trust and its investments; (iv) representing the Trust before the Internal Revenue Service and/or any state taxing authority and exercising the powers and authorities of a tax matters partner under the Code with respect to the Trust's tax returns; (v) exercising such responsibility as may be imposed by law with respect to withholding from a Holder's share of income or distributions; (vi) providing to the accountants of the Trust such instructions regarding allocations of realized income, gains and losses as may be necessary or appropriate to assure compliance by the Trust with applicable provisions of the Code and Treasury Regulations; and (vii) any and all other tax matters.

          Section 3.12. Miscellaneous Powers. The Trustees shall have the power to: (a) employ or contract with such Persons as the Trustees may deem desirable for the transaction of the activities of the Trust and eliminate such employees or contractual relationships as they consider appropriate; (b) enter into joint ventures, partnerships and any other combinations or associations; (c) remove Trustees or fill vacancies in or add to their number, subject to and in accordance with
Section 2.3 and Section 2.4 hereof; elect and remove at will such officers and appoint and terminate such agents or employees as they consider appropriate; and appoint from their own number and terminate at will any one or more committees that may exercise some or all of the power and authority of the Trustees as the Trustees may determine; (d) purchase, and pay for out of Trust Property, insurance policies insuring the Trust Property, and, to the extent permitted by law and not inconsistent with any applicable provision of this Declaration or the By-Laws, insuring the Manager, Administrator, placement agent, Holders, Trustees, officers, employees, agents or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted to be taken by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (e) indemnify any person with whom the Trust has dealings, including the Holders, Trustees, officers, employees, agents, Manager, Administrator, placement agent and independent contractors of the Trust, to such extent permitted by law and not inconsistent with the applicable provisions of this Declaration; (f) subject to applicable Fundamental Policies, guarantee indebtedness or contractual obligations of others; (g) determine and change the fiscal year of the Trust and the method by which its accounts shall be kept; and (h) adopt a seal for the Trust, but the absence of such seal shall not impair the validity of any instrument executed on behalf of the Trust.

          Section 3.13. Manner of Acting. Except as otherwise provided herein, in the By-Laws, in the 1940 Act or in any other applicable provision of law, any action to be taken by the Trustees may be taken in the manner set forth in
Section 2.5 hereof.

                                   ARTICLE IV
                       MANAGEMENT, ADMINISTRATIVE SERVICES
                   AND PLACEMENT AGENT ARRANGEMENTS; CUSTODIAN

          Section 4.1. Management and Other Arrangements. The Trustees may in their discretion, from time to time, enter into management and administrative services contracts or placement agent agreements whereby the other party to such contract or agreement shall undertake to furnish such management, administrative, placement agent and/or other services as the Trustees shall, from time to time, consider desirable with respect to the Trust and upon such terms and conditions as the Trustees may in their discretion determine. Notwithstanding any other provisions of this Declaration, the Trustees may authorize any Manager (subject to such general or specific instructions as the Trustees may, from time to time, adopt) to effect purchases, sales, loans or exchanges of Trust Property or may authorize any officer, employee or Trustee to effect such purchases, sales, loans or exchanges pursuant to recommendations of any such Manager (and all without further action by the Trustees). Any such purchase, sales, loans and exchanges shall be deemed to have been authorized by all of the Trustees.

          Section 4.2. Parties to Contract. Subject to the provisions of Section 8.1(c), any contract of the character described in Section 4.1 of this Article IV or in the By-Laws of the Trust may be entered into with any corporation, firm, trust or association, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, or member of such other party to the contract; and no such contract shall be invalidated or rendered voidable by reason of the existence of any such relationship, nor shall any person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust under or by reason of said contract or accountable for any profit realized directly or indirectly therefrom; provided that the contract when entered into was reasonable and fair and not inconsistent with the provisions of this Article IV or the By-Laws. The same Person (including a firm, corporation, trust, or association) may be the other party to contracts entered into pursuant to
Section 4.1 above or the By-Laws of the Trust, and any individual may be financially interested or otherwise affiliated with Persons who are parties to any or all of the contracts mentioned in this Section 4.2.

          Section 4.3. Custodian. The Trustees may appoint one or more banks or trust companies as custodian of the securities and cash belonging to the Trust. The agreement providing for such appointment shall contain such terms and conditions as the Trustees in their discretion determine to be not inconsistent with this Declaration, the applicable provisions of the 1940 Act and any applicable provisions of the By-Laws of the Trust. One or more subcustodians may be appointed in a manner not inconsistent with this Declaration, the applicable provisions of the 1940 Act and any applicable provisions of the By-Laws of the Trust.

                                   ARTICLE V
                             INTERESTS IN THE TRUST

          Section 5.1. Interests. Subject to the limitations contained in
Section 5.8 relating to the number of permitted Holders, the beneficial interests in the Trust Property shall consist of an unlimited number of non-transferable Interests that shall be denominated in dollars corresponding to the value of such Interests determined by reference to the corresponding Book Capital Accounts. All Interests shall be validly issued, fully paid and nonassessable when issued for such consideration as the Trustees shall determine. The Trustees may permit the purchase of Interests (for cash or other consideration acceptable to the Trustees, subject to the requirements of the 1940 Act) but only if the purchaser is an Institutional Investor. Subject to applicable law, the provisions hereof and such restrictions as may be adopted by the Trustees, any Holder may increase its Interest by contributions or decrease its Interest by withdrawals without limitation.

          Section 5.2. Classes of Interests. The Trustees may, without approval of the Holders of any Interests, establish and designate classes of Interests or divide Interests into two or more classes, Interests of each class having such preferences and special or relative rights and privileges (including conversion rights, if any) as the Trustees may determine in their sole discretion.

          The establishment and designation of any class of Interests shall be effective upon the execution by the Secretary or an Assistant Secretary or any officer of the Trust, pursuant to authorization by a majority of the Trustees, of an instrument setting forth such establishment and designation and the relative rights and preferences of such class. The Trustees may amend the By-Laws providing for class votes and meetings and related matters. Notwithstanding anything set forth herein, classes of Interests shall not be required to vote or receive distributions on a pro rata basis unless required by applicable law or the terms of the instrument establishing such class.

          The Interests shall have the following relative rights and preferences: on each matter submitted to a vote of the Holders, each Holder of an Interest shall be entitled to a vote proportionate to its Interest as recorded on the books of the Trust and all Holders of Interests shall vote as a separate class except as to voting for Trustees and as otherwise required by the 1940 Act, in which case all Holders shall vote together as a single class. As to any matter that does not affect the interest of a particular class, only the Holders of Interests of the one more affected class shall be entitled to vote.

          Section 5.3. Rights of Holders. The ownership of the Trust Property of every description and the right to conduct any activities hereinbefore described shall be vested exclusively in the Trust, and the Holders shall have no interest therein other than the beneficial interest conferred by their Interests, and they shall have no right to call for any partition or division of any property, profits, rights or interests of the Trust. The Interests shall be personal property giving only the rights specifically set forth in this Declaration. The Holders shall have no right to demand payment for their Interests or any other rights of dissenting shareholders in the event the Trust participates in any transaction that would give rise to appraisal or dissenter's rights by a shareholder of a corporation organized under the General Corporation Law of the State of Delaware or otherwise. Holders shall have no preemptive or other rights to subscribe for additional Interests or other securities issued by the Trust. No action may be brought by a Holder on behalf of the Trust unless Holders owning not less than 25% of the then-outstanding Interests join in the bringing of such action. All Persons, by virtue of acquiring an Interest in the Trust and being registered as a Holder in accordance with Section 5.5 hereof, shall be deemed to have assented to, and shall be bound by, this Declaration to the same extent as if such Person was a party hereto.

          Section 5.4. Purchase of or Increase in Interests. The Trustees, in their discretion, may, from time to time, without a vote of the Holders, permit the purchase of additional Interests by such Institutional Investor or Institutional Investors (including existing Holders), subject to the provisions of Section 5.1 hereof, and for such type of consideration, including cash or property, at such time or times (including, without limitation, each business day), and on such terms as the Trustees may deem best, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with the assumption of, liabilities) and businesses.

          Section 5.5. Register of Interests. A register shall be kept by the Trust that shall contain the names and addresses of the Holders and the Book Capital Account balances of each Holder. Each such register shall be conclusive as to who the Holders are and who shall be entitled to payments of distributions or otherwise to exercise or enjoy the rights of Holders. No Holder shall be entitled to receive payment of any distribution, nor to have notice given to it as herein provided, until it has given its address to such officer or agent of the Trust as shall keep the said register for entry thereon.

          Section 5.6. Non-Transferability. To the fullest extent permitted by law, Interests shall not be transferable and no transferee shall be recognized as a Holder except with the prior written consent of all of the Trustees and all remaining Holders of Interests.

          Section 5.7. Notices. Any and all notices to which any Holder hereunder may be entitled and any and all communications shall be deemed duly served or given if mailed, postage prepaid, addressed to any Holder of record at its last known address as recorded on the register of the Trust or transmitted to the Holders by any other method permitted by law.

          Section 5.8. Limitation on Number of Holders. Notwithstanding any provision hereof to the contrary, the number of Holders of Interests shall be limited to fewer than 100. Solely for purposes of determining the number of Holders of Interests under this Section 5.8, each beneficial owner of a grantor trust that is itself a Holder shall be treated as a Holder of such Interest.

          Section 5.9. No Liability of Holders. All Interests, when issued in accordance with this Declaration, shall be fully paid and nonassessable. Holders shall be entitled to the full protection against personal liability for the obligations of the Trust under Section 3803(a) of the Act. The Trust shall indemnify and hold each Holder harmless from and against any claim or liability to which such Holder may become subject solely by reason of his or her being or having been a Holder and not because of such Holder's acts or omissions or for some other reason, and shall reimburse such Holder for all legal and other expenses reasonably incurred by him or her in connection with any such claim or liability (upon proper and timely request by the Holder).

          Section 5.10. Series of Interests. The Trust may be a series trust pursuant to Section 3804(a) and Section 3806(b)(2) of the Act, and each class of Interests created pursuant to Section 5.2 hereof may be designated by the Trustees as a separate series of the Trust within the meaning of Section 3806(b)(2) of the Act (each, a "Series"). As such, separate and distinct records shall be maintained by the Trust for each Series and the assets of the Trust associated with a particular Series shall be held and accounted for by the Trust separately from the assets of any other Series or the general assets of the Trust. Except to the extent otherwise expressly provided in this Declaration or in the terms of the instrument establishing such Series, (i) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or the assets of any other Series and (ii) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of any other Series or the general assets of the Trust. Notice of this limitation on interseries liabilities shall be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804(a) of the Act relating to limitations on interseries liabilities (and the statutory effect under Section 3804(a) of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Every note, bond, contract or other undertaking issued by or on behalf of a particular Series shall include a recitation limiting the obligation represented thereby to that Series and its assets.

                                   ARTICLE VI
                            DECREASES AND WITHDRAWALS

          Section 6.1. Decreases and Withdrawals. A Holder shall have the right on any day the New York Stock Exchange is open to decrease its Interest in the Trust and to withdraw completely from, at the next determined net asset value attributable to the Interest (or portion thereof) being withdrawn, and an appropriate adjustment therefor shall be made to such Holder's Book Capital Account. The rights of a Holder upon withdrawal from the Trust shall be limited to the assets belonging to the class which the withdrawal is made. The Trust may, subject to compliance with the 1940 Act, charge fees for effecting such decrease or withdrawal, at such rates as the Trustees may establish, and may at any time and from time to time, suspend such right of decrease or withdrawal. The procedures for effecting decreases or withdrawals shall be as determined by the Trustees from time to time, subject to the requirements of the 1940 Act.

                                  ARTICLE VII
                 DETERMINATION OF BOOK CAPITAL ACCOUNT BALANCES,
                          NET INCOME AND DISTRIBUTIONS

          Section 7.1. Book Capital Account Balances. The Book Capital Account balances of Holders of the Trust shall be determined on such days and at such time or times as the Trustees may determine, consistent with the requirements of the 1940 Act, with income, gains and losses of each class thereof determined in accordance with generally accepted accounting principles to be allocated among the Holders of such class thereof in accordance with their Interests. The power and duty to make calculations of the Book Capital Account balances of the Holders may be delegated by the Trustees to the Manager, Administrator, Custodian, or such other person as the Trustees may determine.

          Section 7.2. Allocations and Distributions to Holders. In compliance with the Treasury Regulations promulgated under applicable provisions of the Code, the Trustees shall (i) allocate items of taxable income, gain, loss and deduction with respect to each Holder; provided that, except as may otherwise be specifically provided in the Treasury Regulations, in all cases allocations of specific types of income shall be proportionate to the Interests of the Holders in a particular class thereof, and (ii) upon liquidation of the Interests of a Holder, make final distribution of the net assets of such a particular Holder in accordance with such Holder's respective Book Capital Accounts. The Trustees shall provide each Holder that is a regulated investment company, as defined in
Section 851(a) of the Code, information that will enable it to take into account its share of items of taxable income, gain, loss and deduction as they are taken into account by the Trust in order to facilitate compliance with Code Section 4982. Any income tax withholding or other withholding of taxes required by law with respect to the allocable share of income of, or distributions to, a Holder shall be accounted for as a distribution to and charged to the Book Capital Account of such Holder at the time of payment of such taxes to the applicable taxing authority.

          Section 7.3. Power to Modify Foregoing Procedures. Notwithstanding any of the foregoing provisions of this Article VII, the Trustees may prescribe, in their absolute discretion, such other bases and times for determining the net income and net assets of the Trust and of each class as they may deem necessary or desirable to enable the Trust to comply with any provision of the 1940 Act, any rule or regulation thereunder, or any order of exemption issued by said Commission, all as in effect now or hereafter amended or modified.

                                  ARTICLE VIII
                LIABILITY FOR TRUST OBLIGATIONS; FIDUCIARY DUTIES

          Section 8.1. No Personal Liability of Trustees, etc.


               (a) Trustees. The Trustees shall be entitled to the protection against personal liability for the obligations of the Trust under
          Section 3803(b) of the Act. No Trustee shall be liable to the Trust, its Holders, or to any Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

               (b) Officers, Employees or Agents of the Trust. The officers, employees and agents of the Trust shall be entitled to the protection against personal liability for the obligations of the Trust under
          Section 3803(c) of the Act. No officer, employee or agent of the Trust shall be liable to the Trust, its Holders, or to any Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

               (c) Fiduciary Duty.

                    (i) To the extent that, at law or in equity, a Trustee has duties (including fiduciary duties) and liabilities relating thereto to the Trust, the Holders or to any other Person, a Trustee acting under this Declaration shall not be liable to the Trust, the Holders or to any other Person for its good faith reliance on the provisions of this Declaration. The provisions of this Declaration, to the extent that they restrict the duties and liabilities of the Trustees otherwise existing at law or in equity are agreed by the parties hereto to replace such other duties and liabilities of such Trustees.

                    (ii) Unless otherwise expressly provided herein:

                         a. whenever a conflict of interest exists or arises
                    between any Trustee or any of its Affiliates, on the one hand, and the Trust or any Holders or any other Person, on the other hand; or

                         b. whenever this Declaration or any other agreement
                    contemplated herein or therein provides that the Trustees shall act in a manner that is, or provides terms that are, fair and reasonable to the Trust, any Holders or any other Person, the Trustees shall resolve such conflict of interest, take such action or provide such terms, considering in each case the relative interest of each party (including its own interest) to such conflict, agreement, transaction or situation and the benefits and burdens relating to such interests, any customary or accepted industry practices, and any applicable generally accepted accounting practices or principles. In the absence of bad faith by the Trustees, the resolution, action or terms so made, taken or provided by the Trustees shall not constitute a breach of this Declaration or any other agreement contemplated herein or of any duty or obligation of the Trustees at law or in equity or otherwise.

                    (iii) Notwithstanding any other provision of this
               Declaration or otherwise applicable law, whenever in this Declaration the Trustees are permitted or required to make a decision:

                         a. in their "discretion" or under a grant of similar
                    authority, the Trustees shall be entitled to consider such interests and factors as they desire, including their own interests, and, to the fullest extent permitted by applicable law, shall have no duty or obligation to give any consideration to any interest of or factors affecting the Trust, the Holders or any other Person; or

                         b. in its "good faith" or under another express
                    standard, the Trustees shall act under such express standard and shall not be subject to any other or different standard.

                    (iv) Any Trustee and any Affiliate of any Trustee may engage in or possess an interest in other profit-seeking or business ventures of any nature or description, independently or with others, whether or not such ventures are competitive with the Trust and the doctrine of corporate opportunity, or any analogous doctrine, shall not apply to any Trustee. No Trustee who acquires knowledge of a potential transaction, agreement, arrangement or other matter that may be an opportunity for the Trust shall have any duty to communicate or offer such opportunity to the Trust, and such Trustee shall not be liable to the Trust or to the Holders for breach of any fiduciary or other duty by reason of the fact that such Trustee pursues or acquires for, or directs such opportunity to another Person or does not communicate such opportunity or information to the Trust. Neither the Trust nor any Holders shall have any rights or obligations by virtue of this Declaration or the trust relationship created hereby in or to such independent ventures or the income or profits or losses derived therefrom, and the pursuit of such ventures, even if competitive with the activities of the Trust, shall not be deemed wrongful or improper. Any Trustee may engage or be interested in any financial or other transaction with the Trust, the Holders or any Affiliate of the Trust or the Holders.

          Section 8.2. Indemnification. The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this
Section 8.2; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

               (a) the Trustee, officer, employee or agent to be indemnified provides a security for his undertaking; or

               (b) the Trust shall be insured against losses arising by reason of any lawful advances; or

               (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

                    (i) a majority of a quorum of Trustees who are neither
               Interested Persons of the Trust nor parties to the Proceedings;
               or

                    (ii) an independent legal counsel in a written opinion.

          Section 8.3. No Protection Against Certain 1940 Act Liabilities. Nothing contained in Section 8.1 or Section 8.2 hereof shall protect any Trustee or officer of the Trust from any liability to the Trust or its Holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Nothing contained in Section 8.1 or Section 8.2 hereof or in any agreement of the character described in Section 4.1 or Section 4.2 hereof shall protect any Manager to the Trust against any liability to the Trust to which he or it would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of his or its duties to the Trust, or by reason of his or its reckless disregard to his or its obligations and duties under the agreement pursuant to which he or it serves as Manager to the Trust.

          Section 8.4. No Bond Required of Trustees. No Trustee shall be obligated to give any bond or other security for the performance of any of his duties hereunder.

          Section 8.5. No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, seller or other Person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, lent or delivered to or on the order of the Trustees or of said officer, employee or agent. Every contract, undertaking, instrument, certificate, interest or obligation or other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust, shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate or other interest or undertaking of the Trust made or sold by the Trustees or by any officer, employee or agent of the Trust, in his capacity as such, may contain an appropriate recital to the effect that the Holders, Trustees, officers, employees and agents of the Trust shall not personally be bound by or liable thereunder, nor shall resort be had to their private property for the satisfaction of any obligation or claim thereunder, and appropriate references shall be made therein to the Declaration, and may contain any further recital that they may deem appropriate, but the omission of such recital shall not operate to impose personal liability on any of the Holders, Trustees, officers, employees or agents of the Trust.

          Section 8.6. Insurance. The Trustees may maintain insurance for the protection of the Trust Property, its Holders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

          Section 8.7. Reliance on Experts, etc. Each Trustee, officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by any Manager, the Administrator, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee; provided that nothing in this Section shall be deemed to exonerate the Trustees from their duties of reasonable care, diligence and prudence or any other duties imposed by the 1940 Act.

          Section 8.8. Accounting. The Trustees shall not be required to file any inventory or accounting with any court or officer of any court, unless specifically ordered to do so on the application of the Trustees or on the application of the Holders of Interests of the Trust, or on the court's own motion.

                                   ARTICLE IX
                                     HOLDERS

          Section 9.1. Meetings of Holders. Meetings of the Holders may be called at any time by a majority of the Trustees and shall be called by any Trustee upon written request of Holders holding, in the aggregate, not less than 10% of the Interests of the Trust, such request specifying the purpose or purposes for which such meeting is to be called. Any such meeting shall be held within or without the State of Delaware on such day and at such time as the Trustees shall designate. Holders of at least one-third of the Interests of the Trust, present in person or by proxy, shall constitute a quorum for the transaction of any business, except as may otherwise be required by the 1940 Act or other applicable law or by this Declaration or the By-Laws of the Trust. If a quorum is present at a meeting, an affirmative vote by the Holders present, in person or by proxy, holding more than 50% of the total Interests of the Holders present, either in person or by proxy, at such meeting constitutes the action of the Holders, unless the 1940 Act, other applicable law, this Declaration or the By-Laws of the Trust require a greater number of affirmative votes.

          Section 9.2. Notice of Meetings. Notice of all meetings of the Holders stating the time, place and purposes of the meeting, shall be given by the Trustees by mail to each Holder of the Trust, as the case may be, at his registered address or transmitted to the Holders by any other method permitted by law, sent at least 10 days and not more than 90 days before the meeting. At any such meeting, any business properly before the meeting may be considered whether or not stated in the notice of the meeting. Any adjourned meeting may be held as adjourned without further notice.

          Section 9.3. Record Date for Meetings. For the purpose of determining Holders who are entitled to notice of and to vote at any meeting, or to participate in any distribution, or for the purpose of any other action, the Trustees may from time to time fix a date, not more than 90 days prior to the date of any meeting of the Holders or payment of distributions or other action, as the case may be, as a record date for the determination of the Persons to be treated as Holders of record of the Trust for such purposes.

          Section 9.4. Proxies, etc. At any meeting of Holders, any Holder entitled to vote thereat may vote by proxy, and such proxy may be granted in writing, by means of electronic transmission or as otherwise permitted by applicable law; provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Secretary may direct, for verification prior to the time at which such vote shall be taken. A proxy transmitted by electronic transmission by a Holder or by a person or persons authorized to act for a Holder shall be deemed to be written and signed for purposes of this Section
9.4. For purposes of this Section 9.4, the term "electronic transmission" means any form of communication, not directly involving the physical transmission of paper, that creates a record that may be retained, retrieved, and reviewed by a recipient thereof, and that may be directly reproduced in paper form by such a recipient through an automated process. Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Holders of record shall be entitled to vote. Each Holder shall be entitled to vote proportionate to his Interest in the Trust; provided, however, that in the event that Holders exercise pass through voting, such Holders shall vote their Interests on the same basis as interests in such Holders are voted. When Interests are held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Interest, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Interest. A proxy purporting to be executed or authorized by or on behalf of a Holder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the Holder is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the charge or management of his Interest, he may vote by his guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

          Section 9.5. Reports. The Trustees shall cause to be prepared, at least annually, a report of operations containing a balance sheet and statement of income and undistributed income of the Trust prepared in conformity with generally accepted accounting principles and an opinion of an independent public accountant on such financial statements. The Trustees shall, in addition, furnish to the Holders at least semi-annually interim reports containing an unaudited balance sheet as of the end of such period and an unaudited statement of income and surplus for the period from the beginning of the current fiscal year to the end of such period.

          Section 9.6. Inspection of Records. The records of the Trust shall be open to inspection by Holders during normal business hours for any purpose not harmful to the Trust.

          Section 9.7. Holder Action by Written Consent. Any action that may be taken by Holders may be taken without a meeting if Holders holding more than 50% of the total Interests entitled to vote (or such larger proportion thereof as shall be required by any express provision of this Declaration) shall consent to the action in writing or by any other method permitted by law and evidence of the consents are filed with the records of the meetings of Holders. Such consent shall be treated for all purposes as a vote taken at a meeting of Holders.

                                   ARTICLE X
                            DURATION; TERMINATION OF
                         TRUST; AMENDMENT; MERGERS; ETC.

          Section 10.1. Duration. Subject to possible dissolution or termination in accordance with Section 10.2 and Section 10.3, respectively, the Trust created hereby shall have perpetual existence.

          Section 10.2. Dissolution of Trust. The Trust shall be dissolved by a resolution adopted by a majority of the Trustees followed by notice of dissolution to the Holders of the Interests in the Trust.

          Section 10.3. Termination of Trust.

               (a) Upon an event of dissolution of the Trust, the Trust shall be terminated in accordance with the following provisions:

                    (i) The Trust shall thereafter carry on no business except for the purpose of winding up its affairs.

                    (ii) The Trustees shall proceed to wind up the affairs of
               the Trust and all of the powers of the Trustees under this Declaration shall continue until the affairs of the Trust shall have been wound up, including the power to fulfill or discharge the contracts of the Trust, collect its assets, sell, convey, assign, exchange, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more persons at public or private sale for consideration that may consist in whole or in part of cash, securities or other property of any kind, discharge or pay its liabilities, and to do all other acts appropriate to liquidate its business; provided that any sale, conveyance, assignment, exchange, transfer or other disposition of all or substantially all of the Trust Property other than for cash, shall require approval of the principal terms of the transaction and the nature and amount of the consideration by the vote at a meeting, or by written consent, of Holders holding more than 50% of the total outstanding Interests of the Trust entitled to vote.

                    (iii) After paying or adequately providing for the payment of all liabilities and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining Trust Property, in cash or in kind or partly each, among the Holders according to their Book Capital Accounts.

               (b) After termination of the Trust and distribution to the Holders as herein provided, a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination. Upon termination of the Trust, the Trustees shall file a certificate of cancellation in accordance with Section 3810 of the Act and such Trustees shall, subject to Section 3808 of the Act thereupon be discharged from all further liabilities and duties hereunder, and the rights and interests of all Holders shall thereupon cease.

          Section 10.4. Amendment Procedure.


               (a) Two-thirds (2/3) of the Trustees then in office may amend this Declaration at any time for any purpose without the approval of the Holders of Interests; provided, that the vote or a written or other legally permissible form of consent of Holders holding more than 50% of the total outstanding Interests or of Holders of 67% or more of the Interests voting or consenting, if Holders of at least 50% of such Interests vote or consent, shall be necessary to approve any amendment whenever such vote or consent is required under the 1940 Act.

               (b) Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of Holders, Trustees, officers, employees and agents of the Trust.

               (c) A certificate signed by a Trustee or by the Secretary or any Assistant Secretary of the Trust, setting forth an amendment and reciting that it was duly adopted by the Holders or by the Trustees as aforesaid or a copy of the Declaration, as amended, certified by a Trustee or the Secretary or any Assistant Secretary of the Trust, certifying that such Declaration is a true and correct copy of the Declaration as amended, shall be conclusive evidence of such amendment when lodged among the records of the Trust.

          Notwithstanding any other provision hereof, until such time as Interests are first sold to an Institutional Investor, this Declaration may be terminated or amended in any respect by vote or written consent of the Trustees.

          Section 10.5. Merger, Consolidation, Conversion and Sale of Assets.


               (a) The Trust may convert or merge into or consolidate with any corporation, association, other trust or other organization or the Trust thereof may sell, lease or exchange all or substantially all of the Trust Property including its good will, upon such terms and conditions and for such consideration when and as authorized by vote or written or other legally permissible form of consent of two-thirds (2/3) of the Trustees then in office. In accordance with Section 3815(f) of the Act, an agreement of merger or consolidation may effect any amendment to this Declaration or the By-Laws or effect the adoption of a new declaration or by-laws of the Trust if the Trust is the surviving or resulting entity.

               (b) The Trustees may cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association or other organization to take over all of the Trust Property, or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer the Trust Property to any such corporation, trust, association or organization in exchange for the equity interests thereof or otherwise, and to lend money to, subscribe for the equity interests of, and enter into any contracts with any such corporation, trust, partnership, association or organization, or any corporation, partnership, trust, association or organization in which the Trust holds or is about to acquire equity interests. The Trustees may also cause a merger or consolidation between the Trust or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect. Nothing contained herein shall be construed as requiring approval of the Holders for the Trustees to organize or assist in organizing one or more corporations, trusts, partnerships, associations or other organizations and selling, conveying or transferring a portion of the Trust Property to such organizations or entities.

                                   ARTICLE XI
                                  MISCELLANEOUS

          Section 11.1. Registered Agent. The registered agent is the Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801.


          Section 11.2. Governing Law. This Declaration is executed by all of the Trustees and delivered with reference to Act and the laws of the State of Delaware, and the rights of all parties and the validity and construction of every provision hereof shall be governed by, subject to and construed according to the Act and the laws of the State of Delaware (unless and to the extent otherwise provided for and/or preempted by the 1940 Act or other applicable federal securities laws); provided, however, that there shall not be applicable to the Trust, the Trustees, the Holders or this Declaration (a) the provisions of Section 3540 and Section 3561 of Title 12 of the Delaware Code or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Act) pertaining to trusts that are inconsistent with the rights, duties, powers, limitations or liabilities of the Trustees or the Holders set forth or referenced in this Declaration.

          Section 11.3. Counterparts. The Declaration may be simultaneously executed in several counterparts, each of which shall be deemed to be an original, and such counterparts, together, shall constitute one and the same instrument, which shall be sufficiently evidenced by any such original counterpart.

          Section 11.4. Reliance by Third Parties. Any certificate executed by an individual who, according to the records of the Trust, appears to be a Trustee hereunder, or Secretary, Assistant Secretary, Treasurer or Assistant Treasurer of the Trust, certifying to: (a) the number or identity of Trustees or Holders, (b) the due authorization of the execution of any instrument or writing, (c) the form of any vote passed at a meeting of Trustees or Holders,
(d) the fact that the number of Trustees or Holders present at any meeting or executing any written instrument satisfies the requirements of this Declaration,
(e) the form of any By-Laws adopted by or the identity of any officers elected by the Trustees, or (f) the existence of any fact or facts that in any manner relate to the affairs of the Trust, shall be conclusive evidence as to the matters so certified in favor of any Person dealing with the Trustees and their successors.

          Section 11.5. Provisions in Conflict with Law or Regulations.

               (a) The provisions of this Declaration are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Code, the Act or, consistent with Section 11.2, any other applicable Delaware law regarding administration of trusts, or with other applicable laws and regulations, the conflicting provisions shall be deemed superseded by such law or regulation to the extent necessary to eliminate such conflict; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration or render invalid or improper any action taken or omitted prior to such determination.

               (b) If any provision of this Declaration shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall pertain only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration in any jurisdiction.

          Section 11.6. Trust Only. It is the intention of the Trustees to create only a business trust under the Act with the relationship of trustee and beneficiary between the Trustees and each Holder from time to time. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a Delaware business trust except to the extent such trust is deemed to constitute a partnership under the Code and applicable state tax laws. Nothing in this Declaration shall be construed to make the Holders, either by themselves or with the Trustees, partners or members of a joint stock association.

          IN WITNESS WHEREOF, the undersigned have executed this instrument as of the 29th day of August, 2002.


                                 By:         /s/ Phillip S. Gillespie
                                          ---------------------------------
                                 Name:    Phillip S. Gillespie
                                 Title:   Trustee

                                                                       Exhibit 2

                          BY-LAWS OF MASTER MONEY TRUST

          These By-Laws are made and adopted pursuant to Section 2.7 of the Declaration of Trust establishing Master Money Trust (the "Trust"), dated August 29, 2002, as from time to time amended (the "Declaration"). All words and terms capitalized in these By-Laws that are not otherwise defined herein shall have the meaning or meanings set forth for such words or terms in the Declaration.

                                   ARTICLE I
                                HOLDERS' MEETINGS

          Section 1.1. Chairman. The President shall act as chairman at all meetings of the Holders, or the Trustees present at each meeting may elect a temporary chairman for the meeting, who may be a Trustee.

          Section 1.2. Proxies; Voting. Holders may vote either in person or by duly executed proxy and each Holder shall be entitled to a vote proportionate to his Interest in the Trust, all as provided in Article IX of the Declaration. No proxy shall be valid after eleven (11) months from the date of its execution, unless a longer period is expressly stated in such proxy.

          Section 1.3. Fixing Record Dates. For the purpose of determining the Holders who are entitled to notice of or to vote or act at a meeting, including any adjournment thereof, the Trustees may from time to time fix a record date in the manner provided in Section 9.3 of the Declaration. If the Trustees do not, prior to any meeting of the Holders, so fix a record date, then the record date for determining Holders entitled to notice of or to vote at the meeting of Holders shall be the later of (i) the close of business on the day on which the notice of meeting is first mailed to any Holder; or (ii) the thirtieth day before the meeting.

          Section 1.4. Inspectors of Election. In advance of any meeting of the Holders, the Trustees may appoint one or more Inspectors of Election to act at the meeting or any adjournment thereof. If Inspectors of Election are not appointed in advance by the Trustees, the chairman, if any, of any meeting of the Holders may, and on the request of any Holder or his proxy shall, appoint one or more Inspectors of Election of the meeting. In case any person appointed as Inspector fails to appear or fails or refuses to act, the vacancy may be filled by appointment made by the Trustees in advance of the convening of the meeting or at the meeting by the person acting as chairman. The Inspectors of Election shall determine the Interests owned by Holders, the Interests represented at the meeting, the existence of a quorum, the authenticity, validity and effect of proxies, shall receive votes, ballots or consents, shall hear and determine all challenges and questions in any way arising in connection with the right to vote, shall count and tabulate all votes or consents, determine the results, and do such other acts as may be proper to conduct the election or vote with fairness to all Holders. If there is more than one Inspector of Election, the decision, act or certificate of a majority is effective in all respects as the decision, act or certificate of all Inspectors of Election. On request of the chairman, if any, of the meeting, or of any Holder or his proxy, the Inspectors of Election shall make a report in writing of any challenge or question or matter determined by them and shall execute a certificate of any facts found by them.

          Section 1.5. Records at Holders' Meetings: Inspection of Records. At each meeting of the Holders there shall be open for inspection the minutes of the last previous meeting of Holders of the Trust and a list of the Holders of the Trust, certified to be true and correct by the secretary or other proper agent of the Trust, as of the record date of the meeting. Such list of Holders shall contain the name of each Holder in alphabetical order and the address and Interests owned by such Holder. Holders shall have the right to inspect books and records of the Trust during normal business hours and for any purpose not harmful to the Trust.

                                   ARTICLE II
                                    TRUSTEES

          Section 2.1. Annual and Regular Meetings. The Trustees shall hold an annual meeting for the election of officers and the transaction of other business which may come before such meeting. Regular meetings of the Trustees may be held on such notice at such place or places and times as the Trustees may by resolution provide from time to time.

          Section 2.2. Special Meetings. Special Meetings of the Trustees shall be held upon the call of the Chairman, if any, the President, the Secretary or any two Trustees, by oral, telegraphic, telephonic or written notice duly served on or sent or mailed to each Trustee not less than one day before the meeting. No notice need be given to any Trustee who attends in person or to any Trustee who, in writing signed and filed with the records of the meeting either before or after the holding thereof, waives notice. Notice or waiver of notice need not state the purpose or purposes of the meeting.

          Section 2.3. Chairman: Records. The Chairman, if any, shall act as chairman at all meetings of the Trustees; in his absence the President shall act as chairman; and, in the absence of the Chairman and the President, the Trustees present shall elect one of their number to act as temporary chairman. The results of all actions taken at a meeting of the Trustees, or by written consent of the Trustees, shall be recorded by the Secretary.

                                  ARTICLE III
                                    OFFICERS

          Section 3.1. Executive Officers. The executive officers of the Trust shall be a President, a Secretary, a Chief Accounting Officer and a Chief Financial Officer or Treasurer. If the Trustees shall elect a Chairman pursuant to Section 3.6 of these By-Laws, then the Chairman shall also be an executive officer of the Trust. If the Trustees shall elect one or more Vice Presidents, each such Vice President shall be an executive officer. The Chairman, if there be one, shall be elected from among the Trustees, but no other executive officer need be a Trustee. Any two or more executive offices, except those of President and Vice President, may be held by the same person. A person holding more than one office may not act in more than one capacity to execute, acknowledge or verify on behalf of the Trust an instrument required by law to be executed, acknowledged and verified by more than one officer. The executive officers of the Trust shall be elected at each annual meeting of Trustees.

          Section 3.2. Other Officers and Agents. The Trustees may also elect one or more Assistant Vice Presidents, Assistant Secretaries and Assistant Treasurers, and such other officers and agents as the Trustees shall at any time and from time to time deem to be advisable. The President may also appoint, rename, or fix the duties, compensations or terms of office of one or more Assistant Vice Presidents, Assistant Secretaries and Assistant Treasurers as may be necessary or appropriate to facilitate management of the Trust's affairs.

          Section 3.3. Election and Tenure. At the initial organization meeting and thereafter at each annual meeting of the Trustees, the Trustees shall elect the Chairman, if any, President, Secretary, Chief Accounting Officer, Chief Financial Officer or Treasurer and such other officers as the Trustees shall deem necessary or appropriate in order to carry out the business of the Trust. Such officers shall hold office until the next annual meeting of the Trustees and until their successors have been duly elected and qualified. The Trustees may fill any vacancy in office or add any additional officers at any time.

          Section 3.4. Removal of Officers. Any officer may be removed at any time, with or without cause, by action of a majority of the Trustees. This provision shall not prevent the making of a contract of employment for a definite term with any officer and shall have no effect upon any cause of action which any officer may have as a result of removal in breach of a contract of employment. Any officer may resign at any time by notice in writing signed by such officer and delivered or mailed to the Chairman, if any, President, or Secretary, and such resignation shall take effect immediately, or at a later date according to the terms of such notice in writing.

          Section 3.5. Authority and Duties. All officers as between themselves and the Trust shall have such powers, perform such duties and be subject to such restrictions, if any, in the management of the Trust as may be provided in these By-Laws, or, to the extent not so provided, as may be prescribed by the Trustees or by the president acting under authority delegated by the Trustees pursuant to
Section 3.2 of these By-Laws.

          Section 3.6. Chairman. When and if the Trustees deem such action to be necessary or appropriate, they may elect a Chairman from among the Trustees. The Chairman shall preside at meetings of the Holders and of the Trustees; and he shall have such other powers and duties as may be prescribed by the Trustees. The Chairman shall in the absence or disability of the President exercise the powers and perform the duties of the President.

          Section 3.7. President. The President shall be the chief executive officer of the Trust. He shall have general and active management of the activities of the Trust, shall see to it that all orders, policies and resolutions of the Trustees are carried into effect, and, in connection therewith, shall be authorized to delegate to any Vice President of the Trust such of his powers and duties as President and at such times and in such manner as he shall deem advisable. In the absence or disability of the Chairman, or if there be no Chairman, the President shall preside at all meetings of the Holders and of the Trustees; and he shall have such other powers and perform such other duties as are incident to the office of a corporate president and as the Trustees may from time to time prescribe. The President shall be, ex officio, a member of all standing committees. Subject to direction of the Trustees, the President shall have the power, in the name and on behalf of the Trust, to execute any and all loan documents, contracts, agreements, deeds, mortgages, and other instruments in writing, and to employ and discharge employees and agents of the Trust. Unless otherwise directed by the Trustees, the President shall have full authority and power, on behalf of all of the Trustees, to attend and to act and to vote, on behalf of the Trust at any meetings of business organizations in which the Trust holds an interest or to confer such powers upon any other persons, by executing any proxies duly authorizing such persons.

          Section 3.8. Vice Presidents. The Vice President, if any, or, if there be more than one, the Vice Presidents, shall assist the President in the management of the activities of the Trust and the implementation of orders, policies and resolutions of the Trustees at such times and in such manner as the president may deem to be advisable. If there be more than one Vice President, the Trustees may designate one as the Executive Vice President, in which case he shall be first in order of seniority, and the Trustees may also grant to other Vice Presidents such titles as shall be descriptive of their respective functions or indicative of their relative seniority. In the absence or disability of both the President and the Chairman, or in the absence or disability of the President if there be no Chairman, the Vice President, or, if there be more than one, the Vice Presidents in the order of their relative seniority, shall exercise the powers and perform the duties of those officers. Subject to the direction of the President, each the Vice President shall have the power in the name and on behalf of the Trust to execute any and all loan documents, contracts, agreements, deeds, mortgages and other instruments in writing, and, in addition, shall have such other powers and perform such other duties as from time to time may be prescribed by the president or by the Trustees.

          Section 3.9. Assistant Vice President. The Assistant Vice President, if any, or if there be more than one, the Assistant Vice Presidents, shall perform such duties as may from time to time be prescribed by the Trustees or by the President acting under authority delegated by the Trustees pursuant to
Section 3.7 of these By-Laws.

          Section 3.10. Secretary. The Secretary shall (a) keep the minutes of the meetings and proceedings and any written consents evidencing actions of the Holders, the Trustees and any committees of the Trustees in one or more books provided for that purpose; (b) see that all notices are duly given in accordance with the provisions of these By-Laws or as required by law; (c) be custodian of the corporate records and of the seal of the Trust and, when authorized by the Trustees, cause the seal of the Trust to be affixed to any document requiring it, and when so affixed attested by his signature as Secretary or by the signature of an Assistant Secretary; (d) perform any other duties commonly incident to the office of secretary in a business trust organized under the laws of the State of Delaware; and (e) in general, perform such other duties as from time to time may be assigned to him by the President or by the Trustees.

          Section 3.11. Assistant Secretaries. The Assistant Secretary, if any, or, if there be more than one, the Assistant Secretaries in the order determined by the Trustees or by the President, shall in the absence or disability of the Secretary exercise the powers and perform the duties of the Secretary, and he or they shall perform such other duties as the Trustees, the President or the Secretary may from time to time prescribe.

          Section 3.12. Treasurer. The Treasurer shall be the chief financial officer of the Trust. The Treasurer shall keep full and accurate accounts of receipts and disbursements in books belonging to the Trust, shall deposit all monies and other valuable effects in the name and to the credit of the Trust in such depositories as may be designated by the Trustees, and shall render to the Trustees and the President, at regular meetings of the Trustees or whenever they or the President may require it, an account of all his transactions as Treasurer and of the financial condition of the Trust. Certain of the duties of the Treasurer may be delegated to a chief accounting officer.

          If required by the Trustees, the Treasurer shall give the Trust a bond in such sum and with such surety or sureties as shall be satisfactory to the Trustees for the faithful performance of the duties of his office and for the restoration to the Trust, in case of his death, resignation, retirement or removal from office, all books, papers, vouchers, money and other property of whatever kind in his possession or under his control belonging to the Trust.

          Section 3.13. Assistant Treasurers. The Assistant Treasurer, if any, or, if there be more than one, the Assistant Treasurers in the order determined by the Trustees or by the President, shall in the absence or disability of the Treasurer exercise the powers and perform the duties of the Treasurer, and he or they shall perform such other duties as the Trustees, the President or the Treasurer may from time to time prescribe.

          Section 3.14. Bonds and Surety. Any officer may be required by the Trustees to be bonded for the faithful performance of his duties in such amount and with such sureties as the Trustees may determine.

                                   ARTICLE IV
                                  MISCELLANEOUS

          Section 4.1. Depositories. The funds of the Trust shall be deposited in such depositories as the Trustees shall designate and shall be drawn out on checks, drafts or other orders signed by such officer, officers, agent or agents (including any adviser, administrator or manager), as the Trustees may from time to time authorize.

          Section 4.2. Signatures. All contracts and other instruments shall be executed on behalf of the Trust by such officer, officers, agent or agents, as provided in these By-Laws or as the Trustees may from time to time by resolution provide.

          Section 4.3. Seal. The seal of the Trust, if any, may be affixed to any document, and the seal and its attestation may be lithographed, engraved or otherwise printed on any document with the same force and effect as if it had been imprinted and attested manually in the same manner and with the same effect as if done by a Delaware corporation.

                                   ARTICLE V
                        NON-TRANSFERABILITY OF INTERESTS

          Section 5.1. Non-Transferability of Interests. Except as provided in
Section 5.6 of the Declaration, Interests shall not be transferable. Except as otherwise provided by law, the Trust shall be entitled to recognize the exclusive right of a person in whose name Interests stand on the record of Holders as the owner of such Interests for all purposes, including, without limitation, the rights to receive distributions, and to vote as such owner, and the Trust shall not be bound to recognize any equitable or legal claim to or interest in any such Interests on the part of any other person. Except as otherwise determined by the Trustees, all Interests shall be uncertificated.

          Section 5.2. Regulations. The Trustees may make such additional rules and regulations, not inconsistent with these By-Laws, as they may deem expedient concerning the sale and purchase of Interests of the Trust.

                                   ARTICLE VI
                       AMENDMENT; LIMITATION OF LIABILITY

          Section 6.1. Amendment and Repeal of By-Laws. In accordance with
Section 2.7 of the Declaration, the Trustees shall have the power to alter, amend or repeal the By-Laws or adopt new By-Laws at any time. Action by the Trustees with respect to the By-Laws shall be taken by an affirmative vote of a majority of the Trustees. The Trustees shall in no event adopt By-Laws which are in conflict with the Declaration.

          Section 6.2. Limitation of Liability. The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                                                                       Exhibit 4

                              MANAGEMENT AGREEMENT


     AGREEMENT, made as of the 10th day of February, 2003, by and between MASTER MONEY TRUST, a Delaware statutory trust (hereinafter referred to as the "Trust"), and FUND ASSET MANAGEMENT, L.P., a Delaware limited partnership (the "Manager").

                              W I T N E S S E T H:
                               - - - - - - - - - -

     WHEREAS, the Trust is engaged in business as an open-end, diversified, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"); and

     WHEREAS, the Manager is engaged principally in rendering management and investment advisory services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended; and

     WHEREAS, the Trust desires to retain the Manager to provide management and investment advisory services to the Trust in the manner and on the terms hereinafter set forth; and

     WHEREAS, the Manager is willing to provide management and investment advisory services to the Trust on the terms and conditions hereinafter set forth; and

     WHEREAS, the Trust serves as the "master" portfolio for one or more "feeder" funds (each, a "Fund") that invest all of their assets in the Trust and that have the same investment objective and policies as the Trust.

     NOW, THEREFORE, in consideration of the promises and the covenants hereinafter contained, the Trust and the Manager hereby agree as follows:

                                   ARTICLE I

                              Duties of the Manager

     The Trust hereby employs the Manager to act as a manager and Manager of the Trust and to furnish, or arrange for its affiliates to furnish, the management and investment advisory services described below, subject to the policies of, review by and overall control of the Board of Trustees of the Trust, for the period and on the terms and conditions set forth in this Agreement. The Manager hereby accepts such employment and agrees during such period, at its own expense, to render, or arrange for the rendering of, such services and to assume the obligations herein set forth for the compensation provided for herein. The Manager and its affiliates shall for all purposes herein be deemed to be independent contractors and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed agents of the Trust.

     (a) Management and Administrative Services. The Manager shall perform, or arrange for its affiliates to perform, the management and administrative services necessary for the operation of the Trust, including administering shareholder accounts and handling shareholder relations for the Trust. It is understood that the Manager or its affiliates may enter into separate agreements with each Fund for the provision of management and administrative services necessary for the operation of each Fund. The Manager shall provide the Trust with office space, facilities, equipment and necessary personnel and such other services as the Manager, subject to review by the Board of Trustees, shall from time to time determine to be necessary or useful to perform its obligations under this Agreement. The Manager shall also, on behalf of the Trust, conduct relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, pricing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and such other persons in any such other capacity deemed to be necessary or desirable. The Manager generally shall monitor the Trust's compliance with investment policies and restrictions as set forth in filings made by the Trust under the federal securities laws. The Manager shall make reports to the Board of Trustees of its performance of obligations hereunder and furnish advice and recommendations with respect to such other aspects of the business and affairs of the Trust as it shall determine to be desirable.

     (b) Investment Advisory Services. The Manager shall provide, or arrange for its affiliates to provide, the Trust with such investment research, advice and supervision as the latter may from time to time consider necessary for the proper supervision of the assets of the Trust, shall furnish continuously an investment program for the Trust and shall determine from time to time which securities shall be purchased, sold or exchanged and what portion of the assets of the Trust shall be held in the various securities and other financial instruments in which the Trust invests and the portion of the assets of the Trust that shall be held in cash, subject always to the restrictions set forth in the Declaration of Trust and the By-Laws of the Trust, as amended from time to time, the provisions of the Investment Company Act and the statements relating to the Trust's investment objectives, investment policies and investment restrictions as the same are set forth in the Registration Statement. The Manager shall make decisions for the Trust as to the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the Trust's portfolio securities shall be exercised. Should the Board of Trustees at any time, however, make any definite determination as to investment policy and notify the Manager thereof in writing, the Manager shall be bound by such determination for the period, if any, specified in such notice or until similarly notified that such determination has been revoked. The Manager shall take, on behalf of the Trust, all actions which it deems necessary to implement the investment policies determined as provided above and, in particular, to place all orders for the purchase or sale of portfolio securities for the Trust's account with brokers or dealers selected by it, and to that end, the Manager is authorized as the agent of the Trust to give instructions to the custodian of the Trust as to deliveries of securities and payments of cash for the account of the Trust. In connection with the selection of such brokers or dealers and the placing of such orders with respect to assets of the Trust, the Manager is directed at all times to seek to obtain execution and prices within the policy guidelines determined by the Board of Trustees and set forth in filings made by the Trust under the federal securities laws. Subject to this requirement and the provisions of the Investment Company Act, the Securities Exchange Act of 1934, as amended, and other applicable provisions of law, the Manager may select brokers or dealers with which it or the Trust is affiliated.

     (c) Affiliated Sub-Advisers. In carrying out its responsibilities hereunder, the Manager may employ, retain or otherwise avail itself of the services of other persons or entities including without limitation, affiliates of the Manager, on such terms as the Manager shall determine to be necessary, desirable or appropriate. However, if the Manager chooses to retain or avail itself of the services of another person or entity to manage assets of the Trust, such other person or entity must be (i) an affiliate of the Manager, (ii) retained at the Manager's own cost and expense, and (iii) retained subject to the requirements of Section 15 of the Investment Company Act. Retention of one or more affiliated sub-advisers, or the employment or retention of other persons or entities to perform services, shall in no way reduce the responsibilities or obligations of the Manager under this Agreement and the Manager shall be responsible for all acts and omissions of such affiliated sub-advisers, or other persons or entities, in connection with the performance of the Manager's duties hereunder.

     (d) Notice Upon Change in Partners of the Manager. The Manager is a limited partnership and its limited partner is Merrill Lynch & Co., Inc. and its general partner is Princeton Services, Inc. The Manager will notify the Trust of any change in the membership of the partnership within a reasonable time after such change.

                                   ARTICLE II

                       Allocation of Charges and Expenses

     (a) The Manager. The Manager assumes and shall provide the staff and personnel necessary to perform its obligations under this Agreement, and shall assume and pay or cause to be paid all expenses incurred in connection with the maintenance of such staff and personnel, and, at its own expense, shall provide the office space, facilities, equipment and necessary personnel which it is obligated to provide under Article I hereof. The Manager shall pay, or cause its affiliates to pay, compensation of all officers of the Trust and all Trustees of the Trust who are affiliated persons of the Manager or any sub-adviser, or an affiliate of the Manager or any sub-adviser.

     (b) The Trust. The Trust assumes, and shall pay or cause to be paid, all other expenses of the Trust, including, without limitation: taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, shareholder reports and prospectuses, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state and foreign laws, fees and actual out-of-pocket expenses of all Trustees of the Trust who are not affiliated persons of the Manager or any sub-adviser, or of an affiliate of the Manager or any sub-adviser, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest and brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust. It also is understood that if the Manager or any of its affiliates provide accounting services to the Trust, the Trust will reimburse the Manager and its affiliates for their costs in providing accounting services to the Trust.

                                  ARTICLE III

                           Compensation of the Manager

     For the services rendered, the facilities furnished and the expenses assumed by the Manager, the Trust shall pay to the Manager at the end of each calendar month a fee based on the average daily value of the net assets of the Trust at the annual rate of .250% of the average daily net assets of the Trust not exceeding $500 million, .175% of the average daily net assets of the Trust in excess of $500 million but not exceeding $1 billion and .125% of that portion of the average net assets of the Trust in excess of $1 billion, commencing on the day following effectiveness hereof, as determined and computed in accordance with the description of the determination of net asset value contained in the Registration Statement of the Trust. If this Agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this Agreement is in effect shall be prorated in a manner consistent with the calculation of the fee as set forth above. Subject to the provisions of subsection (b) hereof, payment of the Manager's compensation for the preceding month shall be made as promptly as possible after completion of the computations contemplated by subsection (b) hereof. During any period when the determination of the net asset value is suspended by the Board of Trustees, the net asset value of a share as of the last business day prior to such suspension shall for this purpose be deemed to be the net asset value at the close of each succeeding business day until it is again determined.


                                   ARTICLE IV

                     Limitation of Liability of the Manager

     The Manager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder. As used in this Article IV, the term "Manager" shall include any affiliates of the Manager performing services for the Trust contemplated hereby and the partners, directors, officers and employees of the Manager and of such affiliates.

                                   ARTICLE V

                            Activities of the Manager

     The services of the Manager to the Trust are not to be deemed to be exclusive; the Manager and any person controlled by or under common control with the Manager (for purposes of this Article V referred to as "affiliates") are free to render services to others. It is understood that the Board of Trustees, officers, employees and shareholders of the Trust are or may become interested in the Manager and its affiliates, as partners, directors, officers, employees and shareholders or otherwise, and that the Manager and partners, directors, officers, employees and shareholders of the Manager and its affiliates are or may become similarly interested in the Trust as shareholders or otherwise.

                                   ARTICLE VI

                   Duration and Termination of this Agreement

     This Agreement shall become effective as of the date first above written and shall remain in force for a period of two years thereafter and thereafter shall continue from year to year, but only so long as such continuance is specifically approved at least annually by (i) the Board of Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) a majority of those Trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

     This Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust, or by the Manager, on sixty (60) days' written notice to the other party. This Agreement shall automatically terminate in the event of its assignment.

                                  ARTICLE VII

                          Amendments of this Agreement

     This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of the Trustees of the Trust, including a majority of those Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval and, where required by the Investment Company Act, by the vote of a majority of the outstanding voting securities of the Trust.

                                  ARTICLE VIII

                          Definitions of Certain Terms

     The terms "vote of a majority of the outstanding voting securities," "assignment," "affiliated person" and "interested person," when used in this Agreement, shall have the respective meanings specified in the Investment Company Act and the rules and regulations thereunder, subject, however, to such exemptions as may be granted by the Securities and Exchange Commission under said Act.

                                   ARTICLE IX

                                  Governing Law

     This Agreement shall be governed by and construed in accordance with the laws of the State of New York and the applicable provisions of the Investment Company Act. To the extent that the applicable laws of the State of New York, or any of the provisions herein, conflict with the applicable provisions of the Investment Company Act, the latter shall control.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the date first above written.




                               MASTER MONEY TRUST



                               By: /s/ Donald C. Burke
                                   -------------------------------------
                                     Name: Donald C. Burke
                                     Title: Vice President and Treasurer



                               FUND ASSET MANAGEMENT, L.P.



                               By:  PRINCETON SERVICES, INC.,
                                    General Partner



                               By: /s/ Donald C. Burke
                                   -------------------------------------
                                     Name: Donald C. Burke
                                     Title: Vice President and Treasurer

                                                                  Exhibit 8(a)



                           PLACEMENT AGENT AGREEMENT

     AGREEMENT made as of the 10th day of February, 2003, between MASTER MONEY TRUST, a Delaware statutory trust (the "Trust"), and MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED, a Delaware Corporation (the "Placement Agent").

                             W I T N E S S E T H:
                              - - - - - - - - - -

     WHEREAS, the Trust has filed a registration statement (the "Registration Statement") pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"); and

     WHEREAS, the Trustees (the "Trustees") are authorized to offer beneficial interests in the Trust (the "Shares") to each investment company listed on Exhibit A (each, a "Fund" and collectively, the "Funds") and a limited number of institutional investors as described below; and

     WHEREAS, the Trust and the Placement Agent wish to enter into an agreement with each other with respect to the distribution of Shares (the "Agreement").

     NOW, THEREFORE, the parties agree as follows:

     Section 1. Appointment of the Placement Agent; Private Offering.

     (a) The Trust hereby appoints the Placement Agent as placement agent in connection with the distribution of the Shares.

     (b) The Placement Agent understands that: (i) the Shares are not being registered under the Securities Act of 1933, as amended (the "Securities Act"); (ii) such Shares are to be issued solely in private placement transactions that do not involve any "public offering" within the meaning of
Section 4(2) of the Securities Act; (iii) investments in the Trust may be made only by the Funds and a limited number of institutional investors, including investment companies, common or commingled trust funds, group trusts and certain other "accredited investors" within the meaning of Regulation D under the Securities Act; (iv) the Registration Statement is not intended to constitute an offer to sell, or the solicitation of an offer to buy, the Shares.

     (c) In carrying out its duties hereunder, the Placement Agent agrees that it will act in a manner consistent with the foregoing and, unless otherwise instructed by the Trust in writing, will not take any actions that would cause the Trust to make a "public offering" within the meaning of Section 4(2) of the Securities Act.

     Section 2. Exclusive Nature of Duties. The Placement Agent shall be the exclusive representative of the Trust to act as placement agent in respect of the distribution of the Shares of the Trust, except that:

     (a) The Trust may, upon written notice to the Placement Agent, from time to time designate other placement agents with respect to areas other than the United States as to which the Placement Agent may have expressly waived in writing its right to act as such. If such designation is deemed exclusive, the right of the Placement Agent under this Agreement in respect of such areas so designated shall terminate, but this Agreement shall remain otherwise in full effect until terminated in accordance with the other provisions hereof.

     (b) The exclusive right granted to the Placement Agent hereunder shall not apply to Shares issued in connection with the merger or consolidation of any other investment company or personal holding company with the Trust or the acquisition by purchase or otherwise of all (or substantially all) the assets or the outstanding shares of any such company by the Trust.

     (c) Such exclusive right also shall not apply to Shares pursuant to reinvestment of dividends or capital gains distributions.

     (d) Such exclusive right also shall not apply to Shares pursuant to any conversion, exchange or reinstatement privilege afforded redeeming shareholders or to any other Shares as shall be agreed between the Trust and the Placement Agent from time to time.

     Section 3. Duties of the Trust.

     (a) The Trust shall furnish to the Placement Agent copies of all information, financial statements and other papers that the Placement Agent may reasonably request for use in connection with its duties hereunder, and this shall include, upon request by the Placement Agent, one certified copy of all financial statements prepared for the Trust by independent public accountants.

     (b) Consistent with Section 1 hereof, the Trust shall use its best efforts to qualify and maintain the qualification of the Shares for sale under the securities laws of such jurisdictions as the Placement Agent and the Trust may approve. Any such qualification may be withheld, terminated or withdrawn by the Trust at any time in its discretion. The expense of qualification and maintenance of qualification shall be borne by the Trust. The Placement Agent shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such qualification.

     (c) The Trust will furnish to the Placement Agent, in reasonable quantities upon request by the Placement Agent, copies of annual and interim reports of the Trust.

     Section 4. Duties of the Placement Agent.

     (a) The Placement Agent shall devote reasonable time and effort to its duties hereunder. The services of the Placement Agent to the Trust hereunder are not to be deemed exclusive and nothing herein contained shall prevent the Placement Agent from entering into like arrangements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

     (b) In performing its duties hereunder, the Placement Agent shall use its best efforts in all respects duly to conform with the requirements of all applicable laws relating to the sale of securities. Neither the Placement Agent nor any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement or any sales literature specifically approved by the Trust.

     Section 5. Payment of Expenses.

     (a) The Trust shall pay or cause to be paid all costs and expenses incurred in connection with the operation of the Trust, including fees and disbursements of its counsel and auditors, in connection with the preparation and filing of any required registration statements under the Investment Company Act, and all amendments and supplements thereto, and preparing and mailing annual and interim reports and proxy materials to shareholders (including but not limited to the expense of setting in type any such registration statements, or interim reports or proxy materials).

     (b) The Trust shall bear any cost and expenses of qualification of the Shares for sale pursuant to this Agreement and, if necessary or advisable in connection therewith, of qualifying the Trust as a broker or dealer in such states of the United States or other jurisdictions as shall be selected by the Trust and the Placement Agent pursuant to Section 3 hereof and the cost and expenses payable to each such state for continuing qualification therein until the Trust decides to discontinue such qualification pursuant to Section 3 hereof.

     Section 6. Indemnification.

     (a) The Trust shall indemnify and hold harmless the Placement Agent and each person, if any, who controls the Placement Agent against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), as incurred, arising by reason of any person acquiring any Shares, which may be based upon the Securities Act, or on any other statute or at common law, on the ground that any registration statement or other offering materials, as from time to time amended and supplemented, or any annual or interim report to the shareholders of the Trust, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Placement Agent; provided, however, that in no case (i) is the indemnity of the Trust in favor of the Placement Agent and any such controlling persons to be deemed to protect such Placement Agent or any such controlling persons thereof against any liability to the Trust or its shareholders to which the Placement Agent or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Placement Agent or any such controlling persons, unless the Placement Agent or such controlling persons, as the case may be, shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Placement Agent or such controlling persons (or after the Placement Agent or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability that it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Placement Agent or such controlling person or persons, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Placement Agent or such controlling person or persons, defendant or defendants in the suit shall bear the fees and expenses, as incurred, of any additional counsel retained by them, but in case the Trust does not elect to assume the defense of any such suit, the Trust will reimburse the Placement Agent or such controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses, as incurred, of any counsel retained by them. The Trust shall promptly notify the Placement Agent of the commencement of any litigation or proceedings against it or any of the Trust's officers or Trustees in connection with the issuance or sale of any of the Shares.

     (b) The Placement Agent shall indemnify and hold harmless the Trust and each of the Trustees of the Trust and officers and each person, if any, who controls the Trust against any loss, liability, claim, damage or expense, as incurred, described in the foregoing indemnity contained in subsection (a) of this Section, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust in writing by or on behalf of the Placement Agent for use in connection with its registration statement or any related prospectus and statement of additional information, as from time to time amended, or the annual or interim reports to shareholders. In case any action shall be brought against the Trust or any person so indemnified, in respect of which indemnity may be sought against the Placement Agent, the Placement Agent shall have the rights and duties given to the Trust, and the Trust and each person so indemnified shall have the rights and duties given to the Placement Agent by the provisions of subsection (a) of this Section 6.

     Section 7. Duration and Termination of this Agreement. This Agreement shall become effective as of the date first above written and shall remain in force for two years thereafter and thereafter continue from year to year, but only for so long as such continuance is specifically approved at least annually by (i) the Trustees, or by the vote of a majority of the outstanding voting securities of the Trust, and (ii) a majority of those Trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

     This Agreement may be terminated at any time, without the payment of any penalty, by the Trustees, or with respect to any one Fund, by the vote of a majority of the outstanding voting securities of that Fund, or by the Placement Agent, on sixty (60) days' written notice to the other party. This Agreement shall automatically terminate in the event of its assignment.

     The terms "vote of a majority of the outstanding voting securities", "assignment", "affiliated person" and "interested person", when used in this Agreement, shall have the respective meanings specified in the Investment Company Act and the Rules and Regulations thereunder, subject, however to such exemptions as may be granted by the Securities and Exchange Commission under the Investment Company Act.

     Section 8. Amendments of this Agreement. This Agreement may be amended by the parties only if such amendment is specifically approved by (i) the Trustees, or by the vote of a majority of outstanding voting securities of the Trust, and (ii) a majority of those Trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

     Section 9. Governing Law. The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of New York as at the time in effect and the applicable provisions of the Investment Company Act. To the extent that the applicable law of the State of New York, or any of the provisions herein, conflict with the applicable provisions of the Investment Company Act, the latter shall control.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

                            MASTER MONEY TRUST


                            By: /s/ Donald C. Burke
                                ----------------------------------------
                                Name:  Donald C. Burke
                                Title: Vice President and Treasurer


                            MERRILL LYNCH, PIERCE, FENNER & SMITH
                                        INCORPORATED


                            By: /s/ Todd Simms
                                ----------------------------------------
                                Name:  Todd Simms
                                Title: First Vice President

                                   EXHIBIT A
                                   ---------



CMA Money Fund
WCMA Money Fund

                                                                  Exhibit 8(b)



                            SUBSCRIPTION AGREEMENT
                     For the Acquisition of an Interest In
                              MASTER MONEY TRUST




     The undersigned (the "New Holder") does hereby apply for admission to, and subscribes for Interests in Master Money Trust (the "Trust"), a Delaware statutory trust formed by the Declaration of Trust, dated August 29, 2002 (the "Declaration"), by a trustee (the trustees of the Trust are referred to herein as the "Trustees") and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Capitalized terms not otherwise defined herein shall have the meanings given to them in the Declaration.


     FIRST: The New Holder desires to become a Holder in Interests in the Trust on the later of the date of acceptance of this Agreement by the Trustees or the date of its initial contribution to the Trust in accordance herewith (the "Admission Date"). In accordance with the terms and conditions set forth herein and in the Declaration, the New Holder will make a capital contribution to the Trust of cash and/or marketable securities approved by the Trustees in their sole discretion for addition to the Trust, in the amounts set forth adjacent to the name of the New Holder at the end of this Agreement. By causing this Agreement to be signed indicating their acceptance of the New Holder's subscription, the Trustees agree to admit the New Holder as a Holder on the Admission Date and to accept such cash and/or marketable securities as a capital contribution to the Trust.

     SECOND: By the execution of this Agreement, the New Holder does agree to all of the provisions of the Declaration.

     THIRD: The New Holder represents, warrants and acknowledges that it is not an individual, S corporation, partnership or grantor trust beneficially owned by any individual, S corporation or partnership and that it is at least one of the following (check applicable representation(s)):


         |_|           (i)      a bank, as defined in Section 3(a) (2) of the
                                Securities Act of 1933, as amended (the "1933
                                Act"), or any savings and loan association or other institution, as defined in Section 3 (a)
                                (5) (A) of the 1933 Act, whether acting in its individual or fiduciary capacity;

        |_|           (ii)      a broker or dealer registered pursuant to
                                Section 15 of the Securities Exchange Act of
                                1934, as amended;

         |_|           (iii)    an insurance company, as defined in Section 2
                                (13) of the 1933 Act, including, without limitation, an unregistered separate account, as defined in Section 2(a) (37) of the 1940
                                Act;

         |X|           (iv)     an investment company registered under the
                                1940 Act, or a business development company as defined in Section 2(a) (48) of that Act;

         |_|           (v)      a Small Business Investment Company licensed
                                by the U.S. Small Business Administration under Section 301 (c) or (d) of the Small
                                Business Investment Act of 1958;

         |_|           (vi)     a plan established and maintained by a state,
                                its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, which plan has total assets in excess of $5,000,000;

         |_|           (vii)    an employee benefit plan within the meaning of
                                the Employee Retirement Income Security Act of
                                1974, as amended ("ERISA"), (a) for which the investment decision is made by a plan fiduciary, as defined in Section 3 (21) of ERISA, which is either a bank, savings and loan association, insurance company, or registered investment adviser, or (b) which has total assets in excess of $5,000,000, or
                                (c) which is a self-directed plan with
                                investment decisions made solely by persons that are accredited investors within the meaning of Regulation D under the 1933 Act;

         |_|           (viii)   a private business development company, as
                                defined in Section 202 (a) (22) of the
                                Investment Advisers Act of 1940, as amended;

         |_|           (ix)     an organization described in Section 501(c)(3)
                                of the Internal Revenue Code of 1986, as amended (the "Code"), not formed for the specific purpose of acquiring the Interests, with total assets in excess of $5,000,000;

         |_|           (x)      a corporation, other than an S corporation,
                                not formed for the specific purpose of
                                acquiring the Interests, with total assets in excess of $5,000,000;

         |_|           (xi)     a Massachusetts or similar business trust
                                (which is not treated as a partnership for federal income tax purposes) not formed for the specific purpose of acquiring the Interests, with total assets in excess of $5,000,000;

         |_|           (xii)    a trust, other than a grantor trust, with
                                total assets in excess of $5,000,000, not formed for the specific purpose of acquiring the Interests, whose investment is directed by a sophisticated person who has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment;

         |_|           (xiii)   a grantor trust, with total assets in excess
                                of $5,000,000, not formed for the specific purpose of acquiring the Interests, whose investment is directed by a sophisticated person who has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment, all of whose owners are accredited investors within the meaning of Regulation D under the 1933
                                Act, and none of such owners is an individual, S corporation or partnership; If such a grantor trust, the number of beneficial owners is ___________.

         |_|           (xiv)    an entity, other than a partnership, S
                                corporation or grantor trust, in which all of the equity owners are accredited investors within the meaning of Regulation D under the 1933 Act.


     FOURTH: In order to induce the Trust to accept the capital contributions specified herein, the New Holder further represents, warrants, acknowledges and agrees that:


     (a) The New Holder has made an investigation of the pertinent facts relating to the operation of the Trust and has reviewed the terms of the Declaration and the Registration

     Statement for the Trust with its own counsel to the extent it deems necessary in order to be fully informed with respect thereto.


     (b) The New Holder or its counsel has such knowledge and experience in financial and business matters that it is capable of evaluating the merits and risks of an investment in the Trust.


     (c) The New Holder understands that (i) the Interests are nontransferable and, thus, the realization of the value of the Interests will be dependent upon withdrawals from the Trust, and (ii) all rights with respect to the management of the Trust are vested in the Trustees to the exclusion of the Holders.


     (d) The New Holder is acquiring its Interests for its own account as a principal for investment and not with a view to resale or distribution. It understands that the Interests are nontransferable and have not be registered under the 1933 Act, and may never be so registered. It shall not permit any other person to have any beneficial interest in its Interests (other than its shareholders, participants or other beneficiaries by virtue of their ownership of the New Holder as specified in Section THIRD above), and it shall not assign, transfer, convey or encumber all or any portion of its Interests, except in accordance with the Declaration and, as necessary, pursuant to an exemption from registration under the 1933 Act.


     (e) The New Holder will, if it is a regulated investment company within the meaning of Section 851 of the Code, for purposes of determining its required distributions under Section 4982(a) of the Code, if any, account for its share of items of income, gain, loss and deduction of the Trust as they are taken into account by the Trust.

     FIFTH: The New Holder hereby agrees that any representation made hereunder will be deemed to be reaffirmed at any time the New Holder makes an additional capital contribution to the Trust and the act of making such additional contribution will be evidence of such reaffirmation.


     SIXTH: This Agreement shall inure to the benefit of and be binding upon each of the parties hereto, and their respective successors in interest and legal representatives.


     SEVENTH: This Agreement may be executed in counterparts, all of which when taken together shall be deemed one original.

     IN WITNESS WHEREOF, the New Holder has executed this Agreement which, when accepted by the Trustees, shall constitute the terms and conditions upon which the Interests are issued.



CMA Money Fund                               13-2960583
-----------------------------------          -----------------------------------
Name of New Holder                           Taxpayer Identification Number
(please print)                               of New Holder

800 Scudders Mill Road
-----------------------------------
Plainsboro, NJ 08536                         (609) 282-2800
-----------------------------------          -----------------------------------
                                             Telephone Number of New Holder
-----------------------------------
-----------------------------------
Mailing Address/Residence of New
Holder



            Capital Commitment:

            $100,000

                                             CMA Money Fund

Signature of Authorized Representative
of New Holder:

Date: February 10, 2003                      /s/ Donald C. Burke
     ---------------------                   -----------------------------------
                                             Name: Donald C. Burke
                                                  ------------------------------
                                             Title: Vice President and Treasurer
                                                   -----------------------------



ACCEPTED:                                    MASTER MONEY TRUST



Date: February 10, 2003                      /s/ Donald C. Burke
     ---------------------                   -----------------------------------
                                             Name: Donald C. Burke
                                                  ------------------------------
                                             Title: Vice President and Treasurer
                                                   -----------------------------

                                                               Exhibit 10(a)




INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Registration Statement under the Investment Company Act of 1940 of Master Money Trust on Form N-1A of our reports dated February 6, 2003 on Master Money Trust, Master Government Securities Trust, Master Tax-Exempt Trust and Master Treasury Trust, each appearing in Part B of this Registration Statement.


/s/ Deloitte & Touche LLP

Princeton, New Jersey
February 6, 2003

                                                               Exhibit 10(b)

                   CONSENT OF SIDLEY AUSTIN BROWN & WOOD LLP

         We hereby consent to the reference to our firm included in Part A and Part B of the Registration Statement on Form N-1A of Master Money Trust.





/s/ Sidley Austin Brown & Wood LLP

New York, New York
February 7, 2003

                                                                      Exhibit 12

                  CERTIFICATE OF HOLDER OF BENEFICIAL INTERESTS

     CMA Money Fund, a holder of beneficial interests in the amount of $100,000, of Master Money Trust (the "Trust"), does hereby confirm to the Trust its representations that it purchased such shares for investment purposes, with no present intention of redeeming or reselling any portion thereof.

                                         CMA Money Fund



                                         By:   /s/ Donald C. Burke
                                               ------------------------------
                                         Name:  Donald C. Burke
                                         Title:  Vice President and Treasurer

Dated:  February 10, 2003